As filed with the Securities and Exchange Commission on December 8, 2009
1933 Act File No. 333-151541
1940 Act File No.  811-22205

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 5	[X]
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 6	[X]

Genworth Variable Insurance Trust
 (Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967
 (Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
 (Registrant’s Telephone Number, Including Area Code)

Carrie E. Hansen
Genworth Variable Insurance Trust
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967
 (Name and Address of Agent for Service of Process)

With copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[X]           immediately upon filing pursuant to paragraph (b).
[   ]           on (date) pursuant to paragraph (b).
[   ]           60 days after filing pursuant to paragraph (a)(1).
[   ]           on (date) pursuant to paragraph (a)(1).
[   ]           75 days after filing pursuant to paragraph (a)(2).
[   ]           on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]
Genworth®
     Financial

Genworth Variable Insurance Trust

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund
Genworth 40/60 Index Allocation Fund
Genworth 60/40 Index Allocation Fund
Genworth Moderate Allocation Fund
Genworth Growth Allocation Fund

Service Shares
Institutional Shares

PROSPECTUS

December 8, 2009

Investments in the Genworth Variable Insurance Trust are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Investments in the Genworth Variable Insurance Trust may decrease in value.  Please read all disclosures carefully before you invest.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate.  To state otherwise is a crime.

www.genworth.com

TA           TABLE OF CONTENTS

Fund Summaries, Performance and Management	3
Genworth Enhanced Small Cap Index Fund	3
Genworth Enhanced International Index Fund	7
Genworth 40/60 Index Allocation Fund	11
Genworth 60/40 Index Allocation Fund	17
Genworth Moderate Allocation Fund	23
Genworth Growth Allocation Fund	29
More Information About the Underlying Funds	35
Additional Information About the Funds’ Investment Policies	41

Fund Management	43
The Advisor	43

Investing In The Funds	44
Valuation of Fund Shares	44
Purchasing Fund Shares	45
In-Kind Purchases	45
Selling Fund Shares	45
Market Timing Policy	46
Distribution of Fund Shares	47

Distributions and Taxes	47

Other Information	49
Disclosure of Portfolio Holdings	49

Financial Highlights	49

Appendix	A-1
Key Terms	A-1
Additional Information About the Underlying Funds’ Investments	A-4
Additional Information About Risks	A-8

This prospectus provides information about the following funds (the “Funds”) that are part of Genworth Variable Insurance Trust (the “Trust”):

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund
Genworth 40/60 Index Allocation Fund
Genworth 60/40 Index Allocation Fund
Genworth Moderate Allocation Fund
Genworth Growth Allocation Fund

This prospectus provides key information about the Funds, including information regarding investment objectives, principal strategies, principal risks and fees.  As with any mutual fund, there can be no guarantee that any of the Funds will meet its respective investment objective or that a Fund’s performance will be positive for any period of time.  Each Fund’s investment objective can be changed without shareholder approval.

Genworth Financial Wealth Management, Inc. (the “Advisor”) serves as the investment advisor to each Fund.  Service Shares of the Funds are designed to serve as underlying investment options for certain variable annuity separate accounts of insurance companies, including affiliates of Genworth Financial, Inc. (“Genworth”), and for certain qualified retirement plans (collectively, “variable contracts”).  The insurance company separate accounts and qualified retirement plans, not the owners of the variable annuity contracts or the participants in the qualified retirement plans, are shareholders of the Funds.  Owners of variable contracts may choose the Funds permitted in their variable contract prospectus.  Participants in certain qualified retirement plans may choose the Funds permitted by their plans.  Institutional Shares of the Funds are primarily designed to serve as underlying investments for certain other Funds of the Trust, which are in turn options for variable contracts.  With respect to the Genworth Enhanced Small Cap Index Fund and Genworth Enhanced International Index Fund, only Institutional Shares are currently being offered.  Shares of the Trust are not offered directly to the public.

Each of the Funds is a “fund of funds,” which means that each pursues its investment objective by investing primarily in other investment companies, including affiliated open-end mutual funds, unaffiliated open-end mutual funds, which may or may not be registered under the Investment Company Act of 1940, as amended, and exchange-traded funds (“Underlying Funds”).

The Genworth Enhanced Small Cap Index Fund and Genworth Enhanced International Index Fund each seek to outperform the total return performance of its respective benchmark index.  The Advisor attempts to achieve each Fund’s objective by investing in a select number of exchange-traded funds (“ETFs”), and by overweighting those ETFs that the Advisor believes will outperform the Fund’s benchmark index.

The Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund each seeks to achieve its objective through an asset allocation strategy that provides exposure to various asset classes, and for the Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund, additionally through exposure to the active security selection strategies employed in certain of the Underlying Funds.  Day-to-day market activity may cause a Fund’s asset allocation to “drift” or fluctuate from the target allocation as the Underlying Funds’ asset values change.  Each Fund will invest new assets and reinvest dividends in a manner designed to maintain desired target allocations.  The Advisor monitors each Fund’s holdings and cash flows, and will periodically rebalance the assets of the Fund in order to

1

conform to its target allocations applicable at that time.  Each of the Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund has been structured in a way that contemplates matching the investment exposure of the Fund to a matching obligation of insurance companies under variable annuity policies that such insurance companies offer.

Each of the Funds is a diversified fund as defined in the Investment Company Act, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

More information about the Funds, including their investment strategies and risks, is available in the Statement of Additional Information (“SAI”), which you may obtain by writing the Trust at 6610 West Broad Street, Richmond, Virginia 23230, or by calling toll-free (800) 352-9910.

2

Genworth Enhanced Small Cap Index Fund

Genworth Enhanced Small Cap Index Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to outperform the total return performance of the Russell 2000® Index while maintaining a market level of risk.  The investment objective is non-fundamental and therefore may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (“exchange-traded funds” or “ETFs”) that invest substantially all of their assets in equity securities of small capitalization companies and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”). The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by the Advisor. The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of small cap securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Russell 2000 Index is a stock market index comprised of approximately 2,000 small capitalization companies.  As of October 31, 2009, the market capitalization range of the companies within the Russell 2000 Index ranged from  $16 million to $3.6 billion.  The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments. The Advisor believes that by overweighting certain segments of the benchmark index (e.g., particular capitalization ranges, growth, or value) outperformance of the index may be achieved. The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

Terms highlighted above are defined in the Appendix.

3

Genworth Enhanced Small Cap Index Fund

PRINCIPAL RISKS

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please also see the section of the prospectus titled “More Information About the Underlying Funds” on page 35 and the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Principal Risks of Investing in the Fund

Fund of Funds Risk - The Fund’s ability to achieve its investment objective will depend largely on the ability of the Advisor to select the appropriate mix of Underlying Funds.  In addition, the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  The Fund is subject to the same investment risks as the Underlying Funds in which it invests (see “More Information About the Underlying Funds” for the principal risks of investing in the Underlying Funds).  In addition, by investing in an Underlying Fund through the Fund you will incur not only a proportionate share of the expenses of the Underlying Fund (including operating costs and investment management fees) held by the Fund but also the expenses of the Fund.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor’s allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds (“ETFs”) Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Index Fund Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

4

Genworth Enhanced Small Cap Index Fund

Small-Capitalization Risk - An Underlying Fund may invest in stocks of small-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, such as due to management changes or product failure, an Underlying Fund’s investment in securities of a small-cap company may lose substantial value.  Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Liquidity Risk - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

PERFORMANCE

Performance information is not provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Service Shares and Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.44%	0.19%
Administrative Service Fees	0.25%	None
All Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses 2	0.22%	0.22%
Total Annual Fund Operating Expenses3	0.99%	0.49%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

5

Genworth Enhanced Small Cap Index Fund

3           The Fund participates in a securities lending program under which securities lending credits are used to pay certain expenses incurred by the Fund.  The Fund estimates that the securities lending program will generate Fund expense reductions of 0.19% during the current fiscal year.  Including this expense reduction, the Total Annual Fund Operating Expenses for the Service Shares would be 0.80% and the Total Annual Fund Operating Expenses for the Institutional Shares would be 0.30%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Service Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$101	$315
Institutional Shares	$50	$157

6

Genworth Enhanced International Index Fund

Genworth Enhanced International Index Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) while maintaining a market level of risk.  The investment objective is non-fundamental and therefore may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (“exchange-traded funds” or “ETFs”) that invest substantially all of their assets in equity securities of foreign companies (i.e., foreign securities) and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”). The Fund may invest in funds that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by the Advisor and generally will be diversified among various geographic regions. The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The MSCI EAFE Index® is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets; the MSCI EAFE Index currently consists of 21 developed market country indices.  As of September 30, 2009, the float adjusted market capitalization range of the companies with the MSCI EAFE Index was between $406 million and $198.3 billion.  The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments.  The Advisor believes that by overweighting certain segments of the benchmark index (e.g., country, region, capitalization, growth, or value) outperformance of the index may be achieved.  The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

Terms highlighted above are defined in the Appendix.

7

Genworth Enhanced International Index Fund

PRINCIPAL RISKS

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please also see the section of the prospectus titled “More Information About the Underlying Funds” on page 35 and the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Principal Risks of Investing in the Fund of Funds

Fund of Funds Risk - The Fund’s ability to achieve its investment objective will depend largely on the ability of the Advisor to select the appropriate mix of Underlying Funds.  In addition, the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  The Fund is subject to the same investment risks as the Underlying Funds in which it invests (see “More Information About the Underlying Funds” for the principal risks of investing in the Underlying Funds).  In addition, by investing in an Underlying Fund through the Fund you will incur not only a proportionate share of the expenses of the Underlying Fund (including operating costs and investment management fees) held by the Fund but also the expenses of the Fund.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor’s allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange Traded Funds (“ETFs”) Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Index Fund Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

8

Genworth Enhanced International Index Fund

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.

Liquidity Risk -The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

PERFORMANCE

Performance information is not provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Service Shares and Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.45%	0.20%
Administrative Service Fees	0.25%	None
All Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses 2	0.40%	0.40%
Total Annual Fund Operating Expenses3	1.18%	0.68%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3.           The Fund participates in a securities lending program under which securities lending credits are used to pay certain expenses incurred by the Fund.  The Fund estimates that the securities lending program will generate Fund

9

Genworth Enhanced International Index Fund

expense reductions of 0.09% during the current fiscal year.  Including this expense reduction, the Total Annual Fund Operating Expenses for the Service Shares would be 1.09% and the Total Annual Fund Operating Expenses for the Institutional Shares would be 0.59%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Services Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$120	$375
Institutional Shares	$69	$218

10

Genworth 40/60 Index Allocation Fund

Genworth 40/60 Index Allocation Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation and current income, with a greater emphasis on income.  The investment objective is non-fundamental and therefore may be changed by the Board of Trustees of the Trust without shareholder approval.

PRINCIPAL STRATEGIES

The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”) and approximately 40% of its total assets in Underlying Funds that invest primarily in equity securities (the “Equity Allocation”).

The Advisor will generally invest the Fund’s assets in a portfolio of Underlying Funds (including exchange-traded funds or ETFs) that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of each Underlying Fund’s benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500 Index or the Russell 2000 Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve

11

Genworth 40/60 Index Allocation Fund

the Fund’s investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	15% - 25%
U.S. Mid Capitalization	0% - 10%
U.S. Small Capitalization	0% - 10%
International Mid/Large Capitalization	0% - 10%

*The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Terms highlighted above are defined in the Appendix.

12

Genworth 40/60 Index Allocation Fund

PRINCIPAL RISKS

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please also see the section of the prospectus titled “More Information About the Underlying Funds” on page 35 and the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Principal Risks of Investing in the Fund of Funds

Fund of Funds Risk - The Fund’s ability to achieve its investment objective will depend largely on the ability of the Advisor to select the appropriate mix of Underlying Funds.  In addition, the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  The Fund is subject to the same investment risks as the Underlying Funds in which it invests (see “More Information About the Underlying Funds” for the principal risks of investing in the Underlying Funds).  In addition, by investing in an Underlying Fund through the Fund you will incur not only a proportionate share of the expenses of the Underlying Fund (including operating costs and investment management fees) held by the Fund but also the expenses of the Fund.

Management Risk- The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds (“ETFs”) Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

13

Genworth 40/60 Index Allocation Fund

Index Fund Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - The risks that apply to the Underlying Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

PERFORMANCE

Performance information is not provided because the Fund had not begun operations as of the date of this prospectus.

14

Genworth 40/60 Index Allocation Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.42%	0.17%
Administration Service Fees	0.25%	None
All Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses 2	0.17%	0.17%
Total Annual Fund Operating Expenses	0.94%	0.44%
Amount of Fee Waiver/Expense Assumption 3	(0.04)%	(0.04)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4	0.90%	0.40%

1            “Other Expenses” include custodian, fund accountant and other customary expenses.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.  Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3            The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation agreement that was in place for the Fund at the time of the fee waiver/expense assumption.

4           The Fund participates in a securities lending program under which securities lending credits are used to pay certain expenses incurred by the Fund.  The Fund estimates that the securities lending program will generate Fund expense reductions of 0.05% during the current fiscal year.  Including this expense reduction, the Net Annual Fund Operating Expenses for the Service Shares would be 0.85% and the Net Annual Fund Operating Expenses for the Institutional Shares would be 0.35%.

15

Genworth 40/60 Index Allocation Fund

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$92	$302
Institutional Shares	$41	$144

16

Genworth 60/40 Index Allocation Fund

Genworth 60/40 Index Allocation Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation and current income, with a greater emphasis on capital appreciation.  The investment objective is non-fundamental and therefore may be changed by the Board of Trustees of the Trust without shareholder approval.

PRINCIPAL STRATEGIES

The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in Underlying Funds that invest primarily in equity securities (the “Equity Allocation”) and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”).

The Advisor will generally invest the Fund’s assets in a portfolio of Underlying Funds (including exchange-traded funds or ETFs) that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of each Underlying Fund’s benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500 Index or the Russell 2000 Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve

17

Genworth 60/40 Index Allocation Fund

the Fund’s investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Terms highlighted above are defined in the Appendix.

18

Genworth 60/40 Index Allocation Fund

PRINCIPAL RISKS

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please also see the section of the prospectus titled “More Information About the Underlying Funds” on page 35 and the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Principal Risks of Investing in the Fund of Funds

Fund of Funds Risk - The Fund’s ability to achieve its investment objective will depend largely on the ability of the Advisor to select the appropriate mix of Underlying Funds.  In addition, the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  The Fund is subject to the same investment risks as the Underlying Funds in which it invests (see “More Information About the Underlying Funds” for the principal risks of investing in the Underlying Funds).  In addition, by investing in an Underlying Fund through the Fund you will incur not only a proportionate share of the expenses of the Underlying Fund (including operating costs and investment management fees) held by the Fund but also the expenses of the Fund.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds (“ETFs”) Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when

19

Genworth 60/40 Index Allocation Fund

due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Index Fund Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - The risks that apply to the Underlying Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

20

Genworth 60/40 Index Allocation Fund

PERFORMANCE

Performance information is not provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.44%	0.19%
Administrative Service Fees	0.25%	None
All Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses 2	0.17%	0.17%
Total Annual Fund Operating Expenses	0.96%	0.46%
Amount of Fee Waiver/Expense Assumption 3	(0.03)%	(0.03)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4	0.93%	0.43%

1            “Other Expenses” include custodian, fund accountant and other customary expenses.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.  Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation agreement that was in place for the Fund at the time of the fee waiver/expense assumption.

4           The Fund participates in a securities lending program under which securities lending credits are used to pay certain expenses incurred by the Fund.  The Fund estimates that the securities lending program will generate Fund expense reductions of 0.08% during the current fiscal year.  Including this expense reduction, the Net Annual Fund

21

Genworth 60/40 Index Allocation Fund

Operating Expenses for the Service Shares would be 0.85% and the Net Annual Fund Operating Expenses for the Institutional Shares would be 0.35%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$95	$309
Institutional Shares	$44	$151

22

Genworth Moderate Allocation Fund

Genworth Moderate Allocation Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation and current income, with a greater emphasis on capital appreciation.  The investment objective is non-fundamental and, therefore, may be changed by the Board without shareholder approval.

PRINCIPAL STRATEGIES

The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in Underlying Funds that invest primarily in equity securities (the “Equity Allocation”) and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”).  The Advisor determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds’ investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth, or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded  investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

23

Genworth Moderate Allocation Fund

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund’s total assets may be invested in cash or cash equivalents.

The foregoing Underlying Funds may change from time to time in the Advisor’s discretion.  The Fund will not necessarily invest in every Underlying Fund at one time.  The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund’s total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.  For additional information about the Underlying Funds, please see the section of this prospectus titled “More Information About the Underlying Funds.”

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Terms highlighted above are defined in the Appendix.

24

Genworth Moderate Allocation Fund

PRINCIPAL RISKS

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please also see the section of the prospectus titled “More Information About the Underlying Funds” on page 35 and the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Principal Risks of Investing in the Fund of Funds

Fund of Funds Risk - The Fund’s ability to achieve its investment objective will depend largely on the ability of the Advisor to select the appropriate mix of Underlying Funds.  In addition, the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  The Fund is subject to the same investment risks as the Underlying Funds in which it invests (see “More Information About the Underlying Funds” for the principal risks of investing in the Underlying Funds).  In addition, by investing in an Underlying Fund through the Fund you will incur not only a proportionate share of the expenses of the Underlying Fund (including operating costs and investment management fees) held by the Fund but also the expenses of the Fund.

Management Risk - The risk that a strategy used by the Advisor may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds (“ETFs”) Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

25

Genworth Moderate Allocation Fund

Index Fund Risk -  An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - The risks that apply to the Underlying Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such

26

Genworth Moderate Allocation Fund

securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

PERFORMANCE

Performance information is not provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.39%	0.14%
Administrative Service Fees	0.25%	None
All Other Expenses	0.14%	0.14%
Acquired Fund Fees and Expenses 2	0.61%	0.61%
Total Annual Fund Operating Expenses	1.30%	0.80%
Amount of Fee Waiver/Expense Assumption 3	(0.05)%	(0.05)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)	1.25%	0.75%

1            “Other Expenses” include custodian, fund accountant and other customary expenses and are based on estimated amounts for the Fund’s current fiscal year.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3            The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.14% of average daily net assets of the Fund.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such

27

Genworth Moderate Allocation Fund

waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation agreement that was in place for the Fund at the time of the fee waiver/expense assumption.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$127	$407
Institutional Shares	$77	$250

28

Genworth Growth Allocation Fund

Genworth Growth Allocation Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation and current income, with a greater emphasis on capital appreciation.  The investment objective is non-fundamental and, therefore, may be changed by the Board without shareholder approval.

PRINCIPAL STRATEGIES

The Fund operates as a fund of funds and under normal circumstances invests approximately 70% of its total assets in Underlying Funds that invest primarily in equity securities (the “Equity Allocation”) and approximately 30% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”).  The Advisor determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds’ investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth, or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded  investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  Listed in the table below are the current allocation ranges established by the Advisor:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	30% - 40%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

29

Genworth Growth Allocation Fund

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund’s total assets may be invested in cash or cash equivalents.  The foregoing Underlying Funds may change from time to time in the Advisor’s discretion.  The Fund will not necessarily invest in every Underlying Fund at one time. The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund’s total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.  For additional information about the Underlying Funds, please see the section of this prospectus titled “More Information About the Underlying Funds.”

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Terms highlighted above are defined in the Appendix.

30

Genworth Growth Allocation Fund

PRINCIPAL RISKS

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please also see the section of the prospectus titled “More Information About the Underlying Funds” on page 35 and the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Principal Risks of Investing in the Fund of Funds

Fund of Funds Risk - The Fund’s ability to achieve its investment objective will depend largely on the ability of the Advisor to select the appropriate mix of Underlying Funds.  In addition, the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  The Fund is subject to the same investment risks as the Underlying Funds in which it invests (see “More Information About the Underlying Funds” for the principal risks of investing in the Underlying Funds).  In addition, by investing in an Underlying Fund through the Fund you will incur not only a proportionate share of the expenses of the Underlying Fund (including operating costs and investment management fees) held by the Fund but also the expenses of the Fund.

Management Risk - The risk that a strategy used by the Advisor may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds (“ETFs”) Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

31

Genworth Growth Allocation Fund

Index Fund Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - The risks that apply to the Underlying Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such

32

Genworth Growth Allocation Fund

securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

PERFORMANCE

Performance information is not provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

	Service Shares	Institutional Shares
Shareholder Fees (deducted from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	None
Other Expenses1	0.40%	0.15%
Administrative Service Fees	0.25%	None
All Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses 2	0.63%	0.63%
Total Annual Fund Operating Expenses	1.33%	0.83%
Amount of Fee Waiver/Expense Assumption 3	(0.08)%	(0.08)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)	1.25%	0.75%

1           “Other Expenses” include custodian, fund accountant and other customary expenses and are based on estimated amounts for the Fund’s current fiscal year.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.12% of average daily net assets of the Fund.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such

33

Genworth Growth Allocation Fund

waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation agreement that was in place for the Fund at the time of the fee waiver/expense assumption.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares and Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares and Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$127	$409
Institutional Shares	$77	$253

34

More Information About the Underlying Funds

The following is a description of the Underlying Funds in which the Advisor will invest the Funds’ assets.  The Genworth 40/60 Index Allocation Fund and the Genworth 60/40 Index Allocation Fund may only invest in Underlying Funds that utilize passive or indexing investment approaches that attempt to replicate the investment performance of a market index.  After the fund descriptions is a general discussion of the Underlying Funds’ principal investment risks.  The mix of Underlying Funds held by a Fund depends on its target allocation and the Advisor’s assessment of current economic and market conditions.  The following list of Underlying Funds is subject to change at any time and without notice.

Description of the Underlying Funds

Unaffiliated Bond Funds.   The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in U.S. fixed-income securities that are investment-grade, including but not limited to U.S. Treasury bonds, U.S. government-related bonds, U.S. corporate bonds, mortgage pass-through securities, mortgage-backed securities and asset-backed securities.  The Genworth 40/60 Index Allocation Fund and the Genworth 60/40 Index Allocation Fund limit their investments in Underlying Funds to mutual funds or exchange-traded funds that seek to replicate the performance of certain fixed income market indexes.

Unaffiliated Equity Funds.   The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in U.S. or foreign equity securities in small-cap, mid-cap or large-cap companies.  The Genworth 40/60 Index Allocation Fund and the Genworth 60/40 Index Allocation Fund limit their investments in Underlying Funds to mutual fund or exchange-traded funds that seek to replicate the performance of certain equity market indexes.

Affiliated Equity and Bond Funds.  In addition, the Genworth Moderate Allocation Fund and the Genworth Growth Allocation Fund may invest in the following affiliated Underlying Funds:

Genworth Calamos Growth Fund seeks long-term capital growth.  The Fund invests primarily in equity securities issued by U.S. companies.  The subadvisor invests using a growth style, and seeks out securities that, in the subadvisor’s opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria.  The Fund anticipates that substantially all of its portfolio will consist of equity securities of companies with large and mid-sized market capitalizations.  The subadvisor generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion.  When buying and selling securities, the subadvisor focuses on the issuer’s financial soundness, earnings and cash flow forecast and quality of management.  In constructing the Fund’s portfolio, the subadvisor seeks to manage the risks of investing in stocks by using a ‘‘top-down approach’’ of diversification by industry and company and also by focusing on macro-level investment themes.

Genworth Columbia Mid Cap Value Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index , which at the time of the purchase was between $280 million and $13.1 billion as of October 31, 2009, that the subadvisor believes are undervalued and have the potential for long-term growth.  The Fund may invest up to 20% of total assets in foreign securities.  The Fund also may invest in real estate investment trusts.  In managing the Fund, the subadvisor combines fundamental and quantitative

35

analysis with risk management in seeking to identify value opportunities and constructing the Fund’s portfolio.

Genworth Davis NY Venture Fund seeks long-term growth of capital.  Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.  The subadvisor seeks to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages.  The subadvisor aims to invest in such businesses when they are trading at discounts to their intrinsic worth.  The Fund may invest a significant portion of its assets in securities of issuers in the financial services sector, which may subject the Fund to certain risks that tend to be more prevalent in that sector.  The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities and to invest in fixed income securities.  The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and related transaction costs) or employ other investment strategies that are not principal investment strategies if, in the subadvisor’s judgment, the securities, trading or investment strategies are appropriate.

Genworth Eaton Vance Large Cap Value Fund seeks total return.  The Fund invests primarily in value stocks of large-cap companies.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  The Fund generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index.  As of October 31, 2009, the market capitalization of the largest company in the Russell 1000® Value Index was approximately $350 billion, and the market capitalization of the smallest company in the index was approximately $280 million.  The Fund typically invests in dividend-paying stocks.  The Fund also may invest a portion of its assets in real estate investment trusts, fixed income securities, high yield bonds (commonly referred to as “junk bonds”) and/or convertible securities that are, at the time of investment, rated Baa or lower by Moody’s, or BBB or lower by Standard & Poor’s (“S&P”).  The Fund may engage in transactions in derivatives (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) for hedging or speculative purposes, or as a substitute for the actual purchase or sale of securities or other investments.  The Fund may also invest in non-income producing stocks.  The Fund’s holdings will typically represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any single industry.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  Such investments are not subject to the Fund’s 25% limitation on investing in foreign securities.

Genworth Legg Mason ClearBridge Aggressive Growth Fund seeks capital appreciation.  The Fund invests primarily in common stocks of companies it believes are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500 Index.  The Fund employs a growth style, and may invest in the securities of large, well-known companies offering prospects of long-term earnings growth.  However, because higher earnings growth rates are often achieved by companies with small to mid-sized market capitalizations, a significant portion of the Fund’s assets may be invested in the securities of such companies.  The Fund considers a company with a market capitalization of less than $2 billion to be a small-cap company, and a company with a market capitalization of between $2 billion and $12 billion to be a mid-cap company.  The subadvisor emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk.  The Fund focuses primarily,

36

but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Fund acquires their stocks.  The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.  The Fund may invest directly in foreign securities or invest in depositary receipts.  The Fund may also invest in derivatives, such as futures and options on securities or securities indices, and options on such futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying or selling securities, or as a cash flow management technique.

Genworth PIMCO StocksPLUS Fund seeks total return which exceeds that of the S&P 500 Index.  The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in derivatives, the value of which is related to the S&P 500 Index (“S&P 500 Derivatives”), backed by a portfolio of fixed income securities.  The Fund may invest in common stocks, options, futures, options on futures and swaps.  The Fund uses S&P 500 Derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500 Index.  The values of S&P 500 Derivatives closely track changes in the value of the S&P 500 Index.  However, S&P 500 Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in fixed income securities.  The subadvisor actively manages the fixed income securities held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration that is normally not expected to exceed one year.  The Fund invests in a variety of securities and instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, convertible securities, mortgage-backed securities, asset-backed securities and municipal securities.   Assets not invested in equity securities or derivatives may be invested in fixed income instruments.  The Fund may invest up to 10% of its total assets in high yield bonds (commonly referred to as “junk bonds”).  The Fund also may invest in foreign securities, including investing up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Genworth Goldman Sachs Enhanced Core Bond Index Fund seeks to outperform the total return performance of the Barclays Capital Aggregate Bond Index (the “Bond Index”) while maintaining a risk level commensurate with the Bond Index. Under normal market conditions, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of this Prospectus, the securities in the Bond Index must have at least $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.  The subadvisor attempts to achieve the Fund’s investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole.  The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

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Genworth Enhanced Small Cap Index Fund – please refer to pages 3-6 of this Prospectus for information about this Fund’s investment objective and principal investment strategies.

Genworth Enhanced International Index Fund – please refer to pages 7-10 of this Prospectus for information about this Fund’s investment objective and principal investment strategies.

Principal Risks of Investing that Generally Apply to All Underlying Funds:

Market Risk - The risk that one or more of the markets in which the Underlying Fund invests will go down in value.

Selection Risk - The investment advisor may select securities that underperform the stock or bond market, underperform the Underlying Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Derivatives Risk - The risk that losses may result from the Underlying Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Underlying Fund.

Principal Risks of Investing that Apply Primarily to Underlying Fixed Income Funds:

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Underlying Fund invests in lower-rated fixed income securities, these risks may be magnified.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Underlying Fund will decline in value.  The longer the average maturity of the bonds held by the Underlying Funds, the more sensitive the Underlying Fund is likely to be to interest rate changes.

Extension Risk - The risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

Call Risk - As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage- and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Underlying Fund’s income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

Inflation Risk - The risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

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Government Agency Securities Risk - The risk that securities issued by certain agencies or instrumentalities of the U.S. or a foreign government may not be fully supported financially by that government and, as a consequence, may not meet their payment obligations.

Hedging Risk - The risk that the Underlying Fund’s efforts to hedge against other risks, such as credit risk, currency risk and interest rate risk, may be unsuccessful.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as ‘‘prepayment risk.’’ When interest rates rise, certain types of mortgage-backed and asset backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as ‘‘extension risk.’’ Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Corporate Bonds and Loans Risk- The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate bond or loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Portfolio Turnover Risk-  The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance, and may increase share price volatility.

Principal Risks of Investing that Apply Primarily to Underlying Equity Funds:

Equity Securities Risk - The value of a company’s equity securities is subject to changes in the company’s financial condition as well as overall market and economic conditions.

Foreign Securities and Emerging Markets Risk - Foreign investments may be riskier than U.S. investments for many reasons, including a lack of adequate company information; unstable political and economic conditions; changes in currency exchange rates; less stringent accounting and market regulatory standards; and varying foreign controls of investments.  To the extent the investments are in

39

emerging markets countries, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Small- and Mid-Capitalization Risk - Investments in securities of small- or mid-capitalization companies may be more volatile and present additional risks relative to securities of larger capitalization companies.

Growth Investment Risk - The risk that an Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Risk - The risk that the Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Currency Risk - The risk that the value of the Underlying Fund’s investments that are denominated in non-U.S. currencies may be adversely affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Real Estate Investment Trust Risk - The risk that the value of real estate investment trust (“REIT”) shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Financial Services Sector Risk - The risk that the Underlying Fund’s investments in the financial services sector may be adversely affected by regulatory action and/or changes in interest rates.

Borrowing and Leverage Risk - The risk that, when the Underlying Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Underlying Fund will be more volatile and all other risks will tend to be compounded.

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Additional Information About the Funds’ Investment Policies

Limitations on Investments in Underlying Funds

Ordinarily, the Investment Company Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, the Funds intend to rely on provisions of the Act that permit a fund to operate as a fund of funds that invests in underlying affiliated mutual funds, along with certain other investments.  To the extent that the percentage limitations would continue to apply to the Funds’ investment in unaffiliated Underlying Funds, certain funds (including ETFs) have obtained SEC exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the percentage limits of the Act.  Each Fund intends to rely on such exemptive orders from time to time.

Lending Portfolio Securities

To generate additional income or offset expenses, each Fund may lend its portfolio securities to financial institutions that are believed to be creditworthy.  Loaned securities will be secured by collateral in cash, short-term debt obligations, government obligations or bank guarantees.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.  The aggregate market value of securities lent by a Fund will not at any time exceed 33-1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the borrower will be considered in making decisions with respect to the lending of securities.  There may be risks of delay in receiving additional collateral, delay in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.  However, loans will be made only to borrowers deemed to be of good standing and when, in the Advisor’s opinion, the income to be earned from the loan justifies the attendant risks.  While any voting rights on the loaned securities may pass to the borrower, the Trust is able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in high quality, short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  A Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

Liquidity of Investments

Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and on unfavorable conditions causing a loss to the Fund or Underlying Fund.

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Temporary Investments

Each Fund generally will be substantially fully invested in accordance with its investment objective and policies.  However, to maintain liquidity and satisfy redemption requests, pending investment of cash balances, or if the Advisor believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash, cash equivalents, money market instruments or similar investments, and shares of other investment companies to the extent permitted by applicable law.  The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Portfolio Turnover

Certain Underlying Funds may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund’s performance, and may increase share price volatility.

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FUND MANAGEMENT

THE ADVISOR

Genworth Financial Wealth Management, Inc. (the “Advisor”) has entered into an Investment Advisory Agreement  with the Trust, pursuant to which the Advisor provides asset allocation services and manages the investment of each Fund’s assets and supervises the daily business affairs of each Fund.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Funds’ report to shareholders for the period ending December 31, 2009.

The Funds pay advisory fees to the Advisor for managing the Funds’ investments.  These fees are calculated as a percentage of each Fund’s assets under management.  The following represents the advisory fees payable by the Funds under the Investment Advisory Agreement:

Funds	Investment Advisory Fee

Genworth Enhanced Small Cap Index Fund	0.075%
Genworth Enhanced International Index Fund	0.075%
Genworth 40/60 Index Allocation Fund	0.10%
Genworth 60/40 Index Allocation Fund	0.10%
Genworth Moderate Allocation Fund	0.05%
Genworth Growth Allocation Fund	0.05%

The Trust and the Advisor have also entered into a Fee Waiver and Expense Assumption Agreement relating to each Fund, under which the Advisor has agreed to waive all or a portion of its fees and/or to assume as its own expense certain Fund expenses to the extent necessary so that the Total Annual Operating Expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the levels indicated in the section of this prospectus entitled “Fees and Expenses” for each Fund.  The Advisor is not obligated to take Acquired Fund Fees and Expenses into account under this agreement.  The agreement is in place through May 1, 2011, and may be continued thereafter.

Pursuant to the Fee Waiver and Expense Assumption Agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor assumes for a period of three years following such fee waivers and expense assumptions, to the extent that such reimbursement of the Advisor by each Fund will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were assumed.  The Fee Waiver and Expense Assumption Agreement will remain in effect through May 1, 2011, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The Advisor also serves as investment advisor to certain of the variable contract account holders that invest in the Funds.  As investment advisor to these account holders, the Advisor may, from time to time, make investment allocation decisions that increase or decrease Fund asset levels, or that may generate trading transaction costs that are paid for by the Funds and their shareholders.

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PORTFOLIO MANAGER(S)

Timothy B. Knepp and Christian Hviid serve as portfolio managers for the Funds.  Mr. Knepp is Chief Investment Officer of the Advisor, and leads a team of investment analysts.  Previously, Mr. Knepp served in several roles at Genworth Financial Asset Management (which was consolidated with the Advisor in 2009):  he served as Chief Investment Officer from January 2008 to July 2008; an independent consultant from January 2007 to December 2007; and Vice President, Director of Manager Research & Due Diligence from 2003 to 2006.  Mr. Knepp was a Principal of the Palm Group, an investment firm, from 1994 to 2002.  Mr. Knepp received a Bachelor’s Degree in Finance in 1981 from the University of Maryland, College Park.  He also earned his Chartered Financial Analyst designation in 1986.

Christian Hviid, CFA is Director of Asset Allocation of the Advisor, a position he has held since 2005. Prior to that, Mr. Hviid was Senior Investment Analyst of Ameritas Investment Corp. from 1999-2005. Mr. Hviid received a Bachelor’s Degree in Finance in 1997 and earned a Master’s Degree in Finance in 1998, both from American University. He also earned his Chartered Financial Analyst designation in 2004.

The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.

INVESTING IN THE FUNDS

VALUATION OF FUND SHARES

Shares of each Fund are sold at the net asset value (“NAV”) per share, which is determined by each Fund generally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4 p.m. Eastern time) on each day that the Fund is open for business.  Shares of the Funds will not be priced on the days on which the NYSE is closed for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such request.  The NAV per share for any class of shares is determined by dividing the value of a Fund’s securities, cash and other assets attributable to the share class, minus all expenses and liabilities attributable to the share class, by the number of outstanding shares of the class (assets of the class – liabilities of the class / # of shares of the class = NAV per share of the class).  The NAV takes into account the expenses and fees of each class of a Fund, including, as applicable,  management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities (including ETFs) are generally valued each day at their current market value.  If market quotations are not readily available, each Fund’s and each Underlying Fund’s securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the fund’s board.  The Funds’ investment in other registered mutual funds are based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Trading in Foreign Securities

The securities markets on which the foreign securities owned by an Underlying Fund are traded may be open on days that the Underlying Fund does not calculate its NAV or open on days that the

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securities market on which an Underlying ETF is traded is closed.  Because foreign markets may be open at different times than the NYSE, the value of an Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an Underlying Fund’s NAV.

If events materially affecting the values of an Underlying Fund’s foreign investments (in the opinion of the Underlying Fund’s investment advisor or subadvisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with the Underlying Fund’s fair valuation procedures.  The Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Underlying Funds.

The use of fair value pricing by the Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, an Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES

Shares of the Funds are not sold directly to the public.  The Funds offer their Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable annuity contracts.  The separate accounts purchase Service Shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts.  A Fund then uses the proceeds to buy securities for its portfolio.  The Institutional Shares may be offered to certain qualified retirement plans or other institutional investors, including Genworth Financial, Inc. or its affiliates. With respect to the Genworth Enhanced Small Cap Index Fund and Genworth Enhanced International Index Fund, only Institutional Shares are currently being offered.

Please check with your insurance company to determine if a particular Fund is available under your variable contract or Plan.  This prospectus should be read in conjunction with the variable annuity prospectus of your specific variable contract.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING FUND SHARES

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Institutional Share or Service Share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, a Fund will pay for redeemed Institutional Shares or Service Shares on the next business day after receiving the request, but it could take as long as seven

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days.  The value of the Institutional Shares or Service Shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable contracts may have different provisions with respect to the timing and method of redemptions, variable contract owners should contact their insurance company directly for details concerning these transactions.

MARKET TIMING POLICY

Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Trust’s Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  These policies and procedures, however, do not apply to allocation and reallocation transactions of the funds of funds of the Trust.

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction.  Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund.  Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

If the Trust believes that a variable contract owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Trust will seek to act in a manner that it believes is consistent with the best interest of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities.  The Trust will use reasonable efforts to apply the Trust’s policies uniformly given the potential limitations described above.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

With respect to the variable contracts that offer the Funds as investment options, the insurance company that issues the variable contract monitors redemption and repurchase activity, and as a general matter, limits the number and frequency of trades as set forth in the separate account prospectus.

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DISTRIBUTION OF FUND SHARES

Distributor

Capital Brokerage Corporation (“CBC” or the “Distributor”) is the Funds’ Distributor pursuant to a Distribution Agreement.  CBC offers the Funds’ shares on a continuous basis.  CBC is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.  CBC is a wholly owned subsidiary of Genworth.

Distribution Plan and Administrative Services Agreement

In addition to expenses that may be imposed by variable contracts, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act, under which the Service Shares of each Fund pay annual fees of 0.25% of the average daily net assets of the class to CBC, as the Fund’s principal underwriter, or to insurance companies that issue variable contracts that invest in the Fund, for distribution and shareholder servicing activities.  In addition, the Trust, on behalf of the Service Shares, has entered into an amended and restated Administrative Services Agreement, under which the Service Shares pay annual fees of 0.25% of the average daily net assets of the class to Genworth Life and Annuity Insurance Company ("GLAIC") and Genworth Life Insurance Company of New York (“GLICO”) for administrative support services to Service Shares of a Fund, including but not limited to maintaining of accounts and records, providing transaction support, providing telephone support with respect to contract owner inquiries about the Funds, delivering of current prospectuses, reports, proxies and other informational materials to contract owners and providing other administrative support to the Funds as mutually agreed to by GLAIC, GLICO and the Trust.
As the distribution fees are paid out of the assets attributable to Services Shares of a Fund, on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Advisor may also pay amounts to certain affiliated or unaffiliated insurance companies or other intermediaries from its own resources.  These payments may be intended to compensate the insurance company or intermediary for distribution or administrative services.

DISTRIBUTIONS AND TAXES

Qualification of Funds as Regulated Investment Companies.  Each Fund intends to qualify, and will elect, to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code.  As a RIC, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders in each taxable year, provided that, among other things, the Fund (i) distributes to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for such taxable year (“Distribution Requirement”), (ii) derives at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies and certain other permitted sources for such taxable year (“Income Requirement”), and (iii) satisfies a quarterly asset diversification test (“Diversification Requirement”).  Separately, each Fund also intends to satisfy the diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles.

Dividends and Distributions.  Substantially all of a Fund’s net investment income, if any, will be paid as a dividend at least annually in the form of additional shares of the Fund.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  The Funds

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automatically reinvest any capital gains.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Tax Status of Payments to Variable Contract Holders.  The tax treatment of payments made under a variable contract is briefly described in the prospectus for the contract.  Generally, the owners of variable contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  For more information on taxes, please refer to the accompanying prospectus of the variable annuity program through which a Fund’s shares are offered.

Possible Tax Reclassification of Funds. The Advisor may recommend to the Board of Trustees from time to time that one or more Funds change their tax classification in order to be taxed as partnerships or disregarded entities rather than as RICs for federal income tax purposes.  There may be positive and negative consequences for a Fund that chooses to be taxed as a partnership or as a disregarded entity aside from certain consequences to the insurance companies whose separate accounts invest in the Fund.  Such a Fund would not have to comply with the qualification and other requirements applicable to RICs, including the Distribution, Income and Diversification Requirements described above.  As a result, it is expected that such a Fund would have greater flexibility in purchasing a wider variety of investment assets as well as reduce its accounting and administrative costs related to continued qualification of the Fund as a RIC.  These benefits may, however, be offset by negative consequences in certain circumstances.  For example, the Fund may incur increased expenses associated with partnership accounting.  If the Fund invests extensively in foreign securities, it may (depending upon the provisions of tax treaties with particular foreign countries) be subject to less favorable treatment than a RIC with respect to the availability of reduced foreign withholding tax rates.  Accordingly, the determination whether there would be a net benefit to a Fund from its classification for federal income tax purposes as a partnership or disregarded entity will be made on a Fund by Fund basis, and the reclassification of any Fund as a partnership or disregarded entity will require a determination by the Board of Trustees that such reclassification is in the best interests of the Fund, its shareholders and contract owners.

A Fund taxed as a partnership or disregarded entity is not subject to income tax, and any income, gains, losses, deductions and credits of the Fund would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the Fund and retain the same character for federal income tax purposes.  As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a Fund is treated as a partnership or disregarded entity.  A Fund taxed as a partnership or disregarded entity would continue to satisfy the diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles.  It is expected that a variable contract owner would not be affected by a Fund electing to be taxed as a partnership or disregarded entity versus a RIC.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended to be used as tax advice. Variable contract owners should consult their own tax professional about their tax situation.

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OTHER INFORMATION

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds post their respective portfolio holdings on the Trust’s internet site (www.genworth.com) 30 days after the end of each month.  A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

EXCLUSION FROM REGISTRATION AND REGULATION UNDER COMMODITIES LAW

The Funds are operated by an entity that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and, therefore, that is not subject to registration or regulation as a commodity pool operator.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Funds because the Funds had not commenced operations as of the date of this prospectus.

49

APPENDIX

KEY TERMS RELATING TO INVESTMENTS BY THE UNDERLYING FUNDS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-Backed Securities - Fixed income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate cash to pay holders of the securities.

Common Stock - Securities representing shares of ownership of a corporation.

Convertible Securities - Debt securities or preferred stocks that may be converted into common stock.  While a convertible security is a fixed income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Corporate Bonds - Debt securities issued by corporate issuers, as distinct from fixed income securities issued by a government or its agencies or instrumentalities.

Depositary Receipts - U.S. securities that represent ownership of equity securities of a publicly traded, non-U.S. company.  Depositary receipts trade on U.S. stock exchanges as well as on many European stock exchanges.

Derivatives - Contracts or investments with values based on the performance of an underlying financial asset, index or economic measure.

Duration - Related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates.  A bond’s value drops when interest rates rise, and vice versa.  Bonds with longer durations have higher risk and volatility.

Emerging Market Countries - Developing and low or middle income countries as identified by the International Finance Corporation or the World Bank.  Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity Securities - Securities, including common stock, preferred stock, convertible securities or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

Exchange-Traded Fund (“ETF”) - A type of investment company bought and sold on a securities exchange.  ETFs typically have a portfolio of securities designed to track a particular market index.

Fixed Income Securities - Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Foreign Securities - Equity, debt or derivative securities that are determined by an underlying fund’s investment adviser or subadvisor to be “foreign securities” on the basis of the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Growth Stocks - Equity securities of companies that an Underlying Fund’s advisor or subadvisor believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High Yield Bonds - Fixed income securities rated below investment grade by a nationally recognized statistical rating agency (“NRSRO”) (including Moody’s, Fitch and Standard & Poor’s), or unrated securities that the Underlying Fund’s advisor or subadvisor believes are of comparable quality.  These bonds are often referred to as “junk bonds.”  They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index Fund - A type of investment company that invests in securities included is a specific market index or substantially identical securities to those in the index.  An index fund attempts to replicate the performance of the market index.

Investment Grade - The four highest rating categories of NRSROs, including Moody’s, Standard & Poor’s and Fitch.

Market Capitalization - A common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Maturity - The time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-Backed securities - Fixed income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Municipal Securities - Debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.

Real Estate Investment Trust (REIT) - A company that manages a portfolio of real estate to earn profits for its interest-holders.  REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels.  Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss).  Other REITs specialize in lending money to building developers.  Still other REITs engage in a combination of ownership and lending.

Supranational Securities - Supranational securities are obligations of supranational agencies like the World Bank and International Monetary Fund. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the World Bank, have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

U.S. Government Securities - Debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities - Debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States.  Such securities may not be supported by the full faith and credit of the United States.

Value Stocks - Equity securities that an Underlying Fund’s advisor or subadvisor believes are undervalued, which means that their stock prices are less than the advisor or subadvisor believes they are intrinsically worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that an Underlying Fund’s advisor or subadvisor believes to be temporary.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS’ INVESTMENTS

Asset-Backed Securities - Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  Certain asset-backed securities may also be subject to the risk of prepayment.  In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated.  Prepayment reduces the yield to maturity and the average life of the asset-backed securities.  In addition, when an Underlying Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate.  In a period of rising interest rates, prepayments may occur at a slower rate than expected.  As a result, the average maturity of an Underlying Fund’s portfolio may increase.  The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

Convertible Securities - Generally debt securities or preferred stocks that may be converted into common stock.  Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks).  A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock.  The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls.  Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Corporate Loans - Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure.  Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks.  As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, an Underlying Fund may experience difficulties in selling its corporate loans.  Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate.  The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest.  If the agent develops financial problems, an Underlying Fund may not recover its investment or recovery may be delayed.  By investing in a corporate loan, an Underlying Fund may become a member of the syndicate.

The corporate loans in which an Underlying Fund invests are subject to the risk of loss of principal and income.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit an Underlying Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Depositary Receipts - An Underlying Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.  Depositary receipts may or may not be jointly sponsored by the underlying issuer.  The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives - A derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.  Some risks of investing in derivatives include:

▪	the other party to the derivatives contract may fail to fulfill its obligations;
▪	their use may reduce liquidity and make an Underlying Fund harder to value, especially in declining markets;
▪	an Underlying Fund may suffer disproportionately heavy losses relative to the amount invested and
▪	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Floating- and Variable-Rate Securities - An Underlying Fund may invest in securities that do not have fixed interest rates.  Instead, the rates change over time.  Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate.  Variable-rate securities have interest rates that change at preset times based on a specific measure.  Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce an Underlying Fund’s income.  Like other fixed income securities, floating- and variable-rate securities are subject to interest rate risk.  An Underlying Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

High Yield Bonds and other Lower-Rated Securities - Investment in high yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss.  These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments.  The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.  Therefore, an Underlying Fund that invests in high yield bonds are subject to the following risks:

▪	increased price sensitivity to changing interest rates and to adverse economic and business developments;
▪	greater risk of loss due to default or declining credit quality;
▪	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due; and

▪
negative market sentiments toward high yield securities may depress their price and liquidity.  If this occurs, it may become difficult to price or dispose of a particular security held by an Underlying Fund.

Mortgage-Backed Securities - These fixed income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and an Underlying Fund may have to invest the proceeds in securities with lower yields.  This risk is known as ‘‘prepayment risk.’’ When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as ‘‘extension risk.’’

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Preferred Stock - A class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.  Preferred stock may be convertible into common stock.

Municipal Securities - Municipal securities in which an Underlying Fund may invest are subject to the risk that the issuers of the municipal securities, or any entity providing a credit enhancement, continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which an Underlying Fund invests could negatively impact the Underlying Fund.

Real Estate Investment Trusts (REITs) - An Underlying Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities.  Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general.  These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

Repurchase Agreements - An Underlying Fund may make a short-term loan to a qualified bank or broker-dealer.  The Underlying Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the securities at the time required and the Underlying Fund could experience delays in recovering amounts owed to it.

U.S. Government Securities and U.S. Government Agency Securities - An Underlying Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government.  Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.  However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

▪	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA’’), including GNMA pass-through certificates;
▪	the Federal Home Loan Banks;
▪	the Federal National Mortgage Association (“FNMA’’ or “Fannie Mae”);
▪	the Federal Home Loan Mortgage Corporation (“FHLMC’’ or “Freddie Mac”); and
▪	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government.  GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government.  While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government.  However, on September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.  Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so.  Moreover, although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of an Underlying Fund are not guaranteed.

Warrants - Equity securities that give the holder the right to buy common stock at a specified price for a specified period of time.  Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ADDITIONAL INFORMATION ABOUT RISKS

Borrowing and Leverage Risk - When an Underlying Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Underlying Fund will be more volatile and all other risks will tend to be compounded.  An Underlying Fund takes on leveraging risk when it borrows money to meet redemption requests, invests collateral from securities loans or uses reverse repurchase agreements, dollar rolls, futures, swaps or other derivatives.  An Underlying Fund also may be subject to borrowing and leverage risk when it purchases securities on a when-issued, delayed delivery or forward commitment basis.  Leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s holdings.  The use of leverage also may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet asset segregation requirements.

Call or Prepayment Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Underlying Fund (such as a mortgage-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Credit Risk - An Underlying Fund has the risk that the issuer will be unable to pay the interest or principal when due.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.  Changes in an issuer’s credit rating can also adversely affect the value of an Underlying Fund’s investments.

High yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.  Securities rated below Baa/BBB, commonly referred to as junk bonds or high yield securities, have speculative characteristics.  Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default.  These securities typically entail greater price volatility and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  These securities may be less liquid than higher-rated securities, which means an Underlying Fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.  When an Underlying Fund buys lower-rated debt, the achievement of its goals depends more on its advisor’s credit analysis than would be the case if the Underlying Fund was buying investment grade debt.  Unrated securities of comparable quality share these risks.

Currency Risk - Securities in which an Underlying Fund invests may be denominated or quoted in currencies other than the U.S. dollar.  Changes in foreign currency exchange rates affect the value of an Underlying Fund’s portfolio.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Derivatives Risk - Underlying Funds may engage in a variety of transactions using derivatives, such as futures, options, warrants and swaps.  Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies.  Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives).  An Underlying Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns.  Although certain advisors or subadvisors to Underlying Fund have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to an Underlying Fund.  The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, an Underlying Fund will depend on its advisor’s ability to analyze and manage derivatives transactions.  The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.  Some derivatives are leveraged and therefore may magnify or otherwise increase investment losses to an Underlying Fund.

Other risks arise from the potential inability to terminate or sell derivatives positions.  A liquid secondary market may not always exist for an Underlying Fund’s derivatives positions.  In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument.  Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Fund.  Swap agreements will tend to shift an Underlying Fund’s investment exposure from one type of investment to another.  For example, if an Underlying Fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the Underlying Fund’s exposure to U.S. interest rates and increase its exposure to the non-U.S. currency and related interest rates.

If an Underlying Fund sells protection on credit default swaps relating to corporate debt securities, the Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security.  In return, the Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred.  If no default occurred, the Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, the Underlying Fund would effectively add leverage to its portfolio because, in addition to its net assets, the Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Exchange-Traded Fund (“ETF”) Risk - ETFs are subject to certain general risks described below:

Net Asset Value Risk - The market price of an ETF may be different from its net asset value (i.e., an ETF may trade at a discount or premium to its net asset value), and such differential could adversely impact an ETF’s performance.

Passive Investment Risk - Most ETFs are not actively managed.  An ETF invests in the securities included in, or representative of its underlying index regardless of their investment merit or market trends.  In addition, ETFs do not change their investment strategies to respond to changes in the economy.  This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Secondary Market Trading Risk -  Shares of ETFs may trade in the secondary market on days when ETFs do not accept orders to purchase or redeem shares.  On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the ETF accepts purchase and redemption orders.

Tracking Error Risk - Imperfect correlation between and ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of the index.

ETF Management Risk - An ETF may not fully replicate its index, and an ETF may hold securities not included in the index.  Thus, there is a risk that the investment strategy of the manager of each ETF may not produce the intended result.

Inactive Market Risk - Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for shares of ETFs will develop or be maintained.  The lack of liquidity in an ETF can result in its value being more volatile that the underlying portfolio of securities.  There can be no assurance that the requirements to maintain an exchange listing will continue to be met.

Emerging Markets Risk - The risks that apply to foreign investments are usually much greater for investments in emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier because they develop unevenly or may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets.  Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  Many emerging markets also have histories of political instability and abrupt changes in policies.  Certain emerging markets may also face other significant internal or external risks, including the risk of war and ethnic, religious and racial conflicts.

Foreign Government Debt Securities Risk - A government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or a failure to put into place economic reforms required by the International Monetary Fund.  If a government entity defaults, it generally will ask for more time to pay or request further loans.  There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

Foreign Custody Risk - An Underlying Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories.  Some foreign banks and securities depositories may be recently organized or new to the foreign custody business.  In addition, there may be limited or no regulatory oversight over their operations.  Also, the laws of certain countries may put limits on an Underlying Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.  In addition, it is often more expensive for an Underlying Fund to buy, sell and hold securities in certain foreign markets than in the United States.  The increased expense of investing in foreign markets reduces the amount an Underlying Fund can earn on its investments and typically results in a higher operating expense ratio for an Underlying Fund holding assets outside the United States.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well:

▪	political and economic instability;
▪	the impact of currency exchange rate fluctuations;
▪	reduced information about issuers;
▪	higher transaction costs;

▪	less stringent regulatory and accounting standards; and
▪	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.  To the extent an Underlying Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Inflation Risk - The risk that prices of existing fixed rate debt securities will decline due to inflation or the threat of inflation.  Inflation reduces the purchasing power of any income produced by these securities.  Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

Interest Rate Risk - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase.  Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.  To the extent an Underlying Fund invests a substantial portion of its assets in fixed income securities with longer term maturities, rising interest rates may cause the value of the Underlying Fund’s investments to decline significantly.

Certain securities pay interest at variable or floating rates.  Variable-rate securities reset at specified intervals, while floating-rate securities reset whenever there is a change in a specified index rate.  In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security.  However, some securities do not track the underlying index directly but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates.  The market prices of these securities may fluctuate significantly when interest rates change.

Market Risk - An Underlying Fund could lose value if the individual securities in which it has invested and/or the overall stock or bond markets on which the securities trade decline in price.  Securities markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth.  Individual securities are affected by many factors, including:

▪	corporate earnings;
▪	changes in interest rates;
▪	production;
▪	management;
▪	sales; and
▪	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Securities markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other securities markets around the world.

Repayment Risk - A country may be unable to pay its external debt obligations as they are due.  Repayment risk factors may include but are not limited to high foreign debt as a percentage of gross domestic product, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable exchange rate structure.

Selection Risk - An Underlying Fund’s portfolio manager may select securities that underperform the stock market, the Underlying Fund’s benchmark, or other Underlying Funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - An Underlying Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, such as due to management changes or product failure, an Underlying Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value.  Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

U.S. Government Agency Securities Risk - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although many types of U.S. Government Securities may be purchased by an Underlying Fund, such as those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Underlying Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the Underlying Funds to meet their payment obligations in the future.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as ‘‘prepayment risk.’’ When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as ‘‘extension risk.’’ Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Corporate Bonds and Loans Risk - The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate bond or loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

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Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust.  We are committed to protecting the personal data we obtain about you.  Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data.  To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?
We may collect your personal data to provide you with the products or services you requested.  We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies.  We may collect personal data about you to process transactions and to prevent fraud.  Where required, we will obtain your consent before collecting it.  The personal data may include:

● Name and address	● Income and assets
● Accounts at other institutions	● Social security or taxpayer identification number

What do we do with your personal data?
We comply with Federal and State requirements related to the protection and use of your data.  This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:
●	Process transaction
●	Respond to your requests
●	Prevent fraud
●	Comply with regulatory requirements
●	Share with you related products and services we offer

 We do not sell personal data about current or former customers or their accounts.  We do not share your personal data for marketing purposes.  When affiliates or outside companies perform a service on our behalf, we may share your personal data with them.  We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:
●	Your agent or representative
●	Your brokerage firm
●	State or Federal authorities
●	Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?
In order to protect your personal data, we maintain physical, electronic and procedural safeguards.  We review these safeguards regularly in keeping with technological advancements.  We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.
We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

 This Privacy Policy is not a part of the Prospectus.

For More Information

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information dated December 8, 2009:
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this prospectus.

Annual and Semiannual Reports:
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio holdings.    The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the prior fiscal year.

To obtain a document free of charge, call (800) 352-9910, contact your variable insurance provider or download the documents (except the SAI) from the Genworth website (www.Genworth.com).

Information from the Securities and Exchange Commission (“SEC”)

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-5850 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-22205

STATEMENT OF ADDITIONAL INFORMATION

December 8, 2009

GENWORTH VARIABLE INSURANCE TRUST

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund
Genworth 40/60 Index Allocation Fund
Genworth 60/40 Index Allocation Fund
Genworth Moderate Allocation Fund
Genworth Growth Allocation Fund

Service Shares
Institutional Shares

Genworth Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of thirteen series.  This Statement of Additional Information (“SAI”) relates only to the series and classes of the Trust listed above (each, a “Fund” and collectively, the “Funds”).

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds.  It contains information in addition to and more detailed than that set forth in the Prospectus for the Funds and should be read in conjunction with the Funds’ Prospectus dated December 8, 2009.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.  The Prospectus may be obtained from the Trust, by mail writing to the Trust at 6610 West Broad Street, Richmond, Virginia 23230, or by calling toll free (800) 352-9910.

GENERAL INFORMATION AND HISTORY

Genworth Variable Insurance Trust is an open-end management investment company organized under the laws of Delaware by an Agreement and Declaration of Trust, dated June 5, 2008. Genworth Financial Wealth Management, Inc. (the “Advisor” or “GFWM”) serves as the investment advisor to the Funds. The Trust currently offers shares in 15 separate series, each with its own investment objective.

Each of the Funds is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

Each of the Funds is a “fund of funds,” which means that each pursues its investment objective by investing primarily in other investment companies including affiliated open-end funds, unaffiliated open-end funds, which may or may not be registered under the 1940 Act and exchange-traded funds (“Underlying Funds”).  For any Fund that, in compliance with Rule 35d-1 of the 1940 Act, has adopted a policy to invest at least 80% of its net assets in a particular type of investment(s), particular industry(ies), or particular country or geographic region suggested by the Fund’s name, the term “net assets” includes any borrowings for investment purposes.  Such Funds, however, do not intend to borrow for investment purposes.  The following is a description of the investment objectives and the principal investment strategies of the Underlying Funds that the Advisor currently expects to investment in on behalf of the Funds. The Genworth 40/60 Index Allocation Fund and the Genworth 60/40 Index Allocation Fund may only invest in Underlying Funds that use passive or indexing investment approaches that attempt to replicate the investment performance of a market index.  The mix of Underlying Funds held by a Fund depends on its target allocation and the Advisor’s assessment of current economic and market conditions.  The following list of Underlying Funds is subject to change at any time and without notice.

Unaffiliated Bond Funds.   The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in U.S. traded fixed-income securities that are investment-grade, including but not limited to government securities, government agency securities, supranational securities, corporate bonds, mortgage pass-through securities, mortgage-backed securities and asset-backed securities.  The Genworth 40/60 Index Allocation Fund and Genworth 60/40 Index Allocation Fund limit their investments in Underlying Funds to mutual funds or exchange-traded funds that seek to replicate the performance of certain fixed income market indexes.

Unaffiliated Equity Funds.   The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in U.S. or foreign equity securities in small-cap, mid-cap or large-cap companies.  The Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund and Genworth 60/40 Index Allocation Fund limit their investments in Underlying Funds to mutual fund or exchange-traded funds that seek to replicate the performance of certain equity market indexes.

Affiliated Equity and Bond Funds.  In addition, the Genworth Moderate Allocation Fund and the Genworth Growth Allocation Fund may invest in the affiliated Underlying Funds described below.  Each affiliated Underlying Fund employs a “manager of managers” structure that permits the affiliated Underlying Fund’s investment advisor, GFWM, to hire, replace, or terminate unaffiliated sub-advisors for an affiliated Underlying Fund, subject to Board, but not shareholder, approval.

Genworth Calamos Growth Fund

Investment Objective

The Fund’s investment objective is long-term capital growth.

Principal Strategies

The Fund invests primarily in equity securities issued by U.S. companies.  The subadvisor invests using a growth style, and seeks out securities that, in the subadvisor’s opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria.  First, the subadvisor uses quantitative screens to identify companies with high growth rates relative to their industry.  The subadvisor then screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital.  The subadvisor then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns.  The subadvisor utilizes risk management guidelines, with a focus on portfolio construction, including diversification and how individual securities may fit in the Fund’s overall portfolio.

The Fund anticipates that substantially all of its portfolio will consist of equity securities of companies with large and mid-sized market capitalizations.  The subadvisor generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion.

When buying and selling securities, the subadvisor focuses on the issuer’s financial soundness, earnings and cash flow forecast and quality of management.  In constructing the Fund’s portfolio, the subadvisor seeks to manage the risks of investing in stocks by using a ‘‘top-down approach’’ of diversification by industry and company and also by focusing on macro-level investment themes.  This approach emphasizes an analysis of the economic factors that may affect the performance of certain sectors or industries within the securities markets generally, and how those factors may, in turn, affect the prices of individual securities.  The subadvisor performs proprietary fundamental analysis in addition to relying upon information from outside sources.

Genworth Columbia Mid Cap Value Fund

Investment Objective

The investment objective of the Fund is long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index , which at the time of the purchase was between 280 million and $13.1 billion as of October 31, 2009, that the subadvisor believes are undervalued and have the potential for long-term growth.  The Fund may invest up to 20% of total assets in foreign securities.  The Fund also may invest in real estate investment trusts.

In managing the Fund, the subadvisor combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and constructing the Fund’s portfolio.  The subadvisor considers, among other factors:

▪	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors.

▪
various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales and price-to-book value.  The subadvisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

▪	a company’s current operating margins relative to its historic range and future potential.

▪
potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The subadvisor may sell a security when the security’s price reaches a target set by the subadvisor, if the subadvisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Genworth Davis NY Venture Fund

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.  The subadvisor seeks to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages.  The subadvisor aims to invest in such businesses when they are trading at discounts to their intrinsic worth.  The subadvisor may make such investments when a company becomes the center of controversy after receiving adverse media attention.  The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future.

The subadvisor selects companies with the intention of owning their stocks for the long term.  The subadvisor considers selling securities if it believes the stock’s market price exceeds the subadvisor’s estimates of intrinsic value, or if the ratio of the risks to rewards of continuing to own the company is no longer attractive.

The Fund may invest a significant portion of its assets in securities of issuers in the financial services sector, which may subject the Fund to certain risks that tend to be more prevalent in that sector.

The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities and to invest in fixed income securities.  The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and related transaction costs) or employ other investment strategies that are not principal investment strategies if, in the subadvisor’s judgment, the securities, trading or investment strategies are appropriate.  Factors that the subadvisor considers in pursuing these other strategies include whether the strategies (i) would be consistent with shareholders’ reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund’s investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund’s risk profile as described in the Fund’s prospectus and SAI, as amended from time to time.

Genworth Eaton Vance Large Cap Value Fund

Investment Objective

The Fund’s investment objective is to seek total return.

Principal Strategies

The Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the subadvisor, are inexpensive or undervalued relative to the overall stock market.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  The Fund generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index.  As of October 31, 2009, the market capitalization of the largest company in the Russell 1000® Value Index was approximately $350 billion, and the market capitalization of the smallest company in the index was approximately $280 million.

The Fund typically invests in dividend-paying stocks.  The Fund also may invest a portion of its assets in real estate investment trusts, fixed income securities, high yield bonds (commonly referred to as “junk bonds”) and/or convertible securities that are, at the time of investment, rated Baa or lower by Moody’s, or

BBB or lower by S&P.  The Fund may engage in transactions in derivatives (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) for hedging or speculative purposes, or as a substitute for the actual purchase or sale of securities or other investments.  The Fund may also invest in non-income producing stocks.

The subadvisor may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities.  The subadvisor may sell a security when the subadvisor’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.

The Fund’s holdings will typically represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any single industry.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  Such investments are not subject to the Fund’s 25% limitation on investing in foreign securities.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Principal Strategies

The Fund invests primarily in common stocks of companies it believes are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500 Index.  The Fund employs a growth style, and may invest in the securities of large, well-known companies offering prospects of long-term earnings growth.  However, because higher earnings growth rates are often achieved by companies with small to mid-sized market capitalizations, a significant portion of the Fund’s assets may be invested in the securities of such companies.  The Fund considers a company with a market capitalization of less than $2 billion to be a small-cap company, and a company with a market capitalization of between $2 billion and $12 billion to be a mid-cap company.

The subadvisor emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk.  The Fund focuses primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Fund acquires their stocks.  When evaluating an individual stock, the subadvisor generally considers whether the company may benefit from: new technologies, products or services; new cost reducing measures; changes in management; or favorable changes in government regulations.

The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.  The Fund may invest directly in foreign securities or invest in depositary receipts.

The Fund may also invest in derivatives, such as futures and options on securities or securities indices, and options on such futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying or selling securities, or as a cash flow management technique.

Genworth PIMCO StocksPLUS Fund

Investment Objective

The Fund’s investment objective is to seek total return which exceeds that of the S&P 500 Index.

Principal Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in derivatives, the value of which is related to the S&P 500 Index (“S&P 500 Derivatives”), backed by a portfolio of fixed income securities.  The Fund may invest in common stocks, options, futures, options on futures and swaps.  The Fund uses S&P 500 Derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500 Index.  The values of S&P 500 Derivatives closely track changes in the value of the S&P 500 Index.  However, S&P 500 Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in fixed income securities.  The subadvisor actively manages the fixed income securities held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration that is normally not expected to exceed one year.

The Fund invests in a variety of securities and instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, convertible securities, mortgage-backed securities, asset-backed securities and municipal securities.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund seeks to remain invested in S&P 500 Derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the stocks that comprise the S&P 500 Index, the Fund may invest all of its assets in a “basket” of S&P 500 stocks.  The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.  The Fund may invest up to 10% of its total assets in preferred stocks.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments.  The Fund may invest up to 10% of its total assets in high yield bonds (commonly referred to as “junk bonds”).  The Fund also may invest in foreign securities, including investing up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Investment Objective

The Fund’s investment objective is to seek to outperform the total return performance of the Barclays Capital Aggregate Bond Index (the “Bond Index”) while maintaining a risk level commensurate with the Bond Index.

Principal Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of the Fund’s Prospectus, the securities in the Bond Index must have at least $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.  The subadvisor attempts to achieve the Fund’s investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole.  The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

Genworth Enhanced Small Cap Index Fund

Investment Objective

The Fund’s investment objective is to outperform the total return performance of the Russell 2000® Index while maintaining a market level of risk.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (“exchange-traded funds” or “ETFs”) that invest substantially all of their assets in equity securities of small capitalization companies and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”). The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by the Advisor. The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of small cap securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Russell 2000 Index is a stock market index comprised of approximately 2,000 small capitalization companies.  As of October 31, 2009, the market capitalization range of the companies within the Russell 2000 Index ranged from  $16 million to $3.6 billion.  The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments. The Advisor believes that by overweighting certain segments of the benchmark index (e.g., particular capitalization ranges, growth, or value) outperformance of the index may be achieved. The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

Genworth Enhanced International Index Fund

Investment Objective

Fund’s investment objective is to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) while maintaining a market level of risk.  The investment objective is non-fundamental and therefore may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (“exchange-traded funds” or “ETFs”) that invest substantially all of their assets in equity securities of foreign companies (i.e., foreign securities) and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”). The Fund may invest in funds that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by the Advisor and generally will be diversified among various geographic regions. The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The MSCI EAFE Index® is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets; the MSCI EAFE Index currently consists of 21 developed market country indices.  As of September 30, 2009, the float adjusted market capitalization range of the companies with the MSCI EAFE Index was between $406 million and $198.3 billion.The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments.  The Advisor believes that by overweighting certain segments of the benchmark index (e.g., country, region, capitalization, growth, or value) outperformance of the index may be achieved.  The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS’ PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Underlying Funds may invest in a variety of securities and employ a number of investment techniques, which involve certain risks.  While the Prospectus for the Funds highlights both the Funds’ and their Underlying Funds’ principal investment strategies, investment techniques and risks, the SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds and their Underlying Funds.  The following table sets forth permissible investments and techniques for each of the Fund’s Underlying Funds.  An “X” in the table indicates that the Fund through its investment in an Underlying Fund may invest in the following instruments.  An empty space indicates that the Fund does not intend to invest in or utilize the corresponding instrument or technique. An empty space indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique. Unless otherwise noted in the prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund's principal investment strategies.

TYPE OF INVESTMENT OR TECHNIQUE THAT MAY BE UTILIZED BY THE FUND’S UNDERLYING FUNDS	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund

Asset-backed securities	X	X	X	X	X	X
Bank and/or savings and loan obligations	X	X	X	X	X	X
Borrowing money	X	X	X	X	X	X
Collateralized mortgage obligations	X	X	X	X	X	X
Commercial paper/short term investments	X	X	X	X	X	X
Convertible securities	X	X	X	X
Corporate debt securities	X	X	X	X	X	X

Credit default swaps	X	X	X	X
Custodial receipts	X	X	X	X	X	X
Deferred payment securities	X	X	X	X
Depositary receipts	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X
Equity linked securities	X	X	X	X	X	X
Extendable commercial notes	X	X	X	X	X	X
Floating and variable rate securities	X	X	X	X	X	X
Foreign commercial paper (denominated in U.S.$)	X	X	X	X	X	X
Foreign currencies	X	X	X	X
Foreign securities	X	X	X	X	X	X
Forward currency contracts	X	X	X	X	X	X
Futures contracts	X	X	X	X	X	X
Guaranteed investment contracts	X	X	X	X
Illiquid securities	X	X	X	X	X	X
Indexed and linked securities	X	X	X	X	X	X
Inflation indexed bonds	X	X	X	X
Investment companies	X	X	X	X	X	X
Lending portfolio securities	X	X	X	X	X	X
Loan participations and assignments	X	X	X	X	X	X
Long-term debt	X	X	X	X
Long-term debt when originally issued but with 397 days or less remaining to maturity	X	X	X	X	X	X
Master limited partnerships	X	X	X	X
Money market instruments	X	X	X	X	X	X
Mortgage-backed securities	X	X	X	X	X	X
Mortgage dollar rolls	X	X	X	X	X	X
Municipal securities	X	X	X	X	X	X
Non-investment grade debt	X	X	X	X	X	X
Obligations to supranational agencies	X	X	X	X	X	X
Options on futures contracts	X	X	X	X	X	X
Participation interests	X	X	X	X	X	X
Pay-in-kind bonds	X	X	X	X
Preferred stocks	X	X	X	X	X	X
Private placement and other restricted securities	X	X	X	X	X	X
Real estate investment trusts (REITs)	X	X	X	X	X	X
Repurchase agreements	X	X	X	X	X	X
Reverse repurchase agreements	X	X	X	X	X	X
Securities from developing countries/emerging markets	X	X	X	X	X	X
Short sales	X	X	X	X
Short-term debt	X	X	X	X	X	X
Small company stocks	X	X	X	X	X	X
Sovereign debt (foreign) (denominated in U.S.$)	X	X	X	X	X	X
Special situation companies	X	X	X	X	X	X
Standby commitment agreements	X	X	X	X
Stock options and stock index options	X	X	X	X	X	X
Stripped mortgage securities	X	X	X	X	X	X
Structured products	X	X	X	X	X	X
Swap agreements	X	X	X	X	X	X
Synthetic foreign equity securities	X	X	X	X	X	X
U.S. common stocks	X	X	X	X	X	X
U.S. government securities	X	X	X	X	X	X
Warrants	X	X	X	X
When-issued/delayed-delivery securities	X	X	X	X
Zero coupon securities	X	X	X	X	X	X

BANK OBLIGATIONS

Bank obligations that may be purchased by an Underlying Fund include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in an Underlying Fund will undergo the same credit analysis as domestic issues in which the Underlying Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Underlying Fund.

BORROWING

An Underlying Fund may borrow money from banks, limited by each Underlying Fund’s fundamental investment restriction (generally, 33 1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. An Underlying Fund may engage in mortgage dollar roll and reverse repurchase agreements, which may be considered a form of borrowing, so long as an Underlying Fund covers its exposure by segregating or earmarking liquid assets.

BRADY BONDS

Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. An Underlying Fund’s advisor or subadvisor may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the Underlying fund’s advisor’s or subadvisor’s expectations with respect to Brady Bonds will be realized.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Underlying Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon bonds held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. An Underlying Fund may purchase Brady Bonds with no or limited collateralization, and for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

Certain Underlying Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as an Underlying Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

An Underlying Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which an Underlying Fund may invest, consistent with its goals and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to an Underlying Fund. An Underlying Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and an Underlying Fund’s ability to dispose of particular securities, when necessary, to meet the Underlying Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Underlying Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. An Underlying Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

CREDIT DEFAULT SWAPS (See Derivative Instruments.)

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

An Underlying Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, Municipal Securities or other types of securities in which an Underlying Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, an Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Underlying Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

DEBT OBLIGATIONS

Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”), Fitch Ratings (“Fitch”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by an Underlying Fund as initial criteria for the selection of portfolio securities, but the Underlying Fund also relies upon the independent advice of the Underlying Fund’s advisor or subadvisor to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Underlying Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but an Underlying Fund’s advisor or subadvisor will consider such events in its determination of whether the Underlying Fund should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, each Underlying Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Medium-Quality Securities. Certain Underlying Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch ; (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, an Underlying Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Underlying Fund’s net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will an Underlying Fund’s net asset value. If an Underlying Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), an Underlying Fund may be forced to liquidate these securities at a substantial discount, which would result in a lower rate of return to the Underlying Fund.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, an Underlying Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Underlying Fund.

Liquidity and Valuation. An Underlying Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities.

Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Underlying Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, an Underlying Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Underlying Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Fund to obtain accurate market quotations for purposes of valuing that Underlying Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

•           the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

•           the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

•           the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

FHLMC and FNMA historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States.  However, on September 7, 2008, due to the value of FHLMC’s and FNMA’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed FHLMC and FNMA into conservatorship.  Although the US government or its agencies provide financial support to such entities, no assurance can be given that they will always do so.  The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Underlying Funds purchase the principal portion of STRIPS, the Underlying Funds will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Underlying Funds take into account as income a portion of the difference between the principal portion of a STRIPS’ purchase price and its face value.

Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.  Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors.  Without an active trading market, mortgage-backed securities held in the Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.

Through its investments in mortgage-backed securities, including those issued by private lenders, the Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally.  Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans.  For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.  The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, an Underlying Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if an Underlying

Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if an Underlying Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Underlying Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. An Underlying Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in an Underlying Fund would likely decrease. Also, an Underlying Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to an Underlying Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Asset-backed securities have structural characteristics similar to mortgage-backed securities.  However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements.  However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps.  Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.  Asset-backed securities may not have the benefit of any security interest in the related asset.

    Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets.  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities.  CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

An Underlying Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

Collateralized Debt Obligations. An Underlying Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is an entity that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is an entity that is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by an Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, the Underlying Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Underlying Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

An Underlying Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, an Underlying Fund may have difficulty in selling such securities.

Money Market Instruments. Money market instruments may include the following types of instruments:

•
obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

•               repurchase agreements;

•               bank and savings and loan obligations;

•
commercial paper, which includes short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•
bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Underlying Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•
high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable advisor or subadvisor;

•
extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period;

•	unrated short-term (maturity in 397 days or less) debt obligations that are determined by an Underlying Fund’s advisor or subadvisor to be of compatible quality to the securities described above.

Extendable Commercial Notes (“ECNs”). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

DERIVATIVE INSTRUMENTS

An Underlying Fund’s advisor or subadvisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge an Underlying Fund’s portfolio or for risk management or for any other permissible purposes consistent with that Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon the advisor’s or subadvisor’s ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Underlying Fund’s assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Fund entered into a short hedge because the Underlying Fund’s s advisor or subadvisor projected a decline in the price of a security in the Underlying Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, an Underlying Fund could suffer a loss.

(4) As described below, an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Underlying Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Fund sell a portfolio security at a disadvantageous time. The Underlying Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Underlying Fund.

Options. An Underlying Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable an Underlying Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Underlying Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by an Underlying Fund would be considered illiquid to the extent described above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Underlying Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by an Underlying Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

An Underlying Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, an Underlying Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, an Underlying Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Underlying Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

An Underlying Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Underlying Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Underlying Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Underlying Fund as well as the loss of any expected benefit of the transaction.

An Underlying Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. An Underlying Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although an Underlying Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with an Underlying Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, an Underlying Fund might be unable to close out an OTC option position at any time prior to its expiration.

If an Underlying Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by an Underlying Fund could cause material losses because the Underlying Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

An Underlying Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose an Underlying Fund to counterparty risk. To the extent required by U.S. Securities and Exchange Commission (“SEC”) guidelines, an Underlying Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. An Underlying Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Underlying Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage an Underlying Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

Spread Transactions. An Underlying Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives an Underlying Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Underlying Fund does not own, but which is used as a benchmark. The risk to an Underlying Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect an Underlying Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. An Underlying Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. An Underlying Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. An Underlying Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. An Underlying Fund will engage in this strategy only when the Underlying Fund’s advisor or subadvisor believes it is more advantageous to an Underlying Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, an Underlying Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

There is no overall limit on the percentage of certain Underlying Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce an Underlying Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, an Underlying Fund realizes a gain; if it is more, an Underlying Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, an Underlying Fund realizes a gain; if it is less, an Underlying Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If an Underlying Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by an Underlying Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Underlying Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to an Underlying Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, an Underlying Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of an Underlying Fund’s obligations to or from a futures broker. When an Underlying Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when an Underlying Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If an Underlying Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Underlying Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If an Underlying Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Commodity Futures Contracts.  Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Underlying Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Underlying Funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Underlying

Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Underlying Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Underlying Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.

Swap Agreements. An Underlying Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Underlying Fund than if the Underlying Fund had invested directly in an instrument that yielded that desired return or spread. An Underlying Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Underlying Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by an Underlying Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, an Underlying Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Underlying Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Underlying Fund’s advisor’s or subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

An Underlying Fund will enter swap agreements only with counterparties that the Underlying Fund’s advisor or subadvisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, an Underlying Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

       Two types of swap agreements that some Underlying Funds may utilize, among others, are credit default swaps or total rate of return swaps.

Credit Default Swaps.  An Underlying Fund may enter into credit default swap contracts.  A credit default swap is an agreement in which one party transfers its third party credit risk to the other party.  One party in this swap is essentially the lender and bears the credit risk from the third party.  The counterparty in the agreement insures this risk in return for receipt of regular periodic payments (like insurance premiums from the insured party).  If the third party defaults, the insuring party must purchase the defaulted asset from the insured party and the insured party pays the insuring party the remaining interest on the debt as well as the principal.  An Underlying Fund might use credit default swap contracts to limit or to reduce risk exposure of the Underlying Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Underlying Fund owns or has exposure to such issuers).  An Underlying Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Underlying Fund is not otherwise exposed.

As the purchaser in a credit default swap contract an Underlying Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment might expire worthless.  It also would involve credit risk - that the seller may fail to satisfy its payment obligations to an Underlying Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract, an Underlying Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.  At present, the Underlying Funds will not act as a seller in a credit default swap contract.

Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow an Underlying Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Underlying Fund’s stated benchmark.

Structured Products. An Underlying Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Although an Underlying Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Underlying Fund’s limitations related to borrowing and leverage.  Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

An Underlying Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which an

Underlying Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, an Underlying Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Underlying Fund invests may be deemed illiquid.

Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Underlying Fund to leverage risks or carry liquidity risks.

Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Foreign Currency-Related Derivative Strategies - Special Considerations. An Underlying Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which an Underlying Fund’s securities are denominated. An Underlying Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Underlying Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, an Underlying Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which the Underlying Fund’s advisor or subadvisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, an Underlying Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, an Underlying Fund will normally purchase OTC options on foreign currency only when the Underlying Fund’s advisor or subadvisor believes a liquid secondary market will exist for a particular option at any specific time.

EQUITY LINKED SECURITIES

Equity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

At maturity, the principal amount of the equity-linked security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of an Underlying Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

EXCHANGE-TRADED FUNDS (See Investment Company Securities)

FLOATING AND VARIABLE RATE INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Underlying Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by an Underlying Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Underlying Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. An Underlying Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. The Underlying Fund’s advisor or subadvisor will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

An Underlying Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Underlying Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than an Underlying Fund’s custodian subject to a subcustodian agreement approved by the Underlying Fund between that bank and the Underlying Fund’s custodian.

FOREIGN COMMERCIAL PAPER

An Underlying Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. An Underlying Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables an Underlying Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. An Underlying Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Underlying Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

FOREIGN CURRENCIES  (See Derivative Instruments.)

FOREIGN SECURITIES

Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities.  Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value an Underlying Fund’s shares), and since an Underlying Fund may hold securities and funds in foreign currencies, an Underlying Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies.  Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Underlying Fund endeavors to achieve the most favorable net results on its portfolio transactions.  There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States.  In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries.  Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which an Underlying Fund has invested in the country.  Foreign securities, such as those purchased by an Underlying Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Investment in Companies in Developing Market Countries. Investments may be made from time to time in companies in developing market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by an Underlying Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Underlying Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Underlying Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Underlying Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Underlying Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Underlying Fund’s investments in those countries and the availability to the Underlying Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Depositary Receipts. An Underlying Fund may invest in foreign securities, including those from developing countries or emerging markets, by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of an Underlying Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

An Underlying Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that an Underlying Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (see below), and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which an Underlying Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Underlying Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD CURRENCY CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Underlying Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of an Underlying Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect an Underlying Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of an Underlying Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of an Underlying Fund’s investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which an Underlying Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, an Underlying Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

An Underlying Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of an Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. An Underlying Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FUTURES (See Derivative Instruments.)

GUARANTEED INVESTMENT CONTRACTS (FUNDING AGREEMENTS)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, an Underlying Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to an Underlying Fund payments at negotiated, floating or fixed interest rates. An Underlying Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to an Underlying Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

INDEX OR LINKED SECURITIES

Indexed and Inverse Floating Rate Securities. An Underlying Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, an Underlying Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent an Underlying Fund invests in these types of securities, an Underlying Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by an Underlying Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

An Underlying Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). An Underlying Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, an Underlying Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. An Underlying Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, an Underlying Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which an Underlying Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, an Underlying Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that an Underlying Fund would receive. An Underlying Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

INVESTMENT COMPANY SECURITIES

As permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies.  Other investment companies may include open-end investment companies, closed-end investment companies, exchange-traded funds (including those organized as unit investment trusts), and business development companies.  No more than 5% of an Underlying Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, the Underlying Fund may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act.  The Underlying Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by an Underlying Fund. Some of the countries in which an Underlying Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

LENDING PORTFOLIO SECURITIES

An Underlying Fund (along with the Funds themselves) may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, an Underlying Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, each Underlying Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Underlying Fund to be the equivalent of cash. From time to time, an Underlying Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) an Underlying Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) an Underlying Fund must be able to terminate the loan at any time; (4) an Underlying Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) an Underlying Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust is able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Underlying Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.

The cash collateral received from a borrower as a result of an Underlying Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI. Collateral may also be invested in a money market investment company or short-term collective investment trust.  An Underlying Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Underlying Fund’s assets or may provide for a minimum guaranteed rate of return to the investor.

Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer’s parent.

Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loan Participations typically will result in an Underlying Fund having a contractual relationship only with the lender, not with the borrower. An Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and an Underlying Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, an Underlying Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, an Underlying Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. An Underlying Fund will acquire Loan Participations only if the lender interpositioned between the Underlying Fund and the borrower is determined by the Underlying Fund’s advisor or subadvisor to be creditworthy. When an Underlying Fund purchases Assignments from lenders, the Underlying Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

An Underlying Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Underlying Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Underlying Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by an Underlying Fund for which a secondary trading market exists, the Underlying Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Underlying Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

An Underlying Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, an Underlying Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. An Underlying Fund generally retains the right to interest and principal payments on the security. Since an Underlying Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the

SEC, an Underlying Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time an Underlying Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). An Underlying Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Underlying Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Underlying Fund’s obligation to repurchase the securities, and the Underlying Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which an Underlying Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an Underlying Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Underlying Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. An Underlying Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Underlying Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Underlying Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Underlying Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Underlying Funds. (See “Borrowing”)

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which an Underlying Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since an Underlying Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Underlying Fund’s advisor or subadvisor believes that such arbitrage transactions do not present the risks to the Underlying Funds that are associated with other types of leverage.

MUNICIPAL SECURITIES

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. An Underlying Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The advisor will consider such an event in determining whether the Underlying Fund should continue to hold the obligation.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Underlying Funds may invest in the obligations of supranational agencies. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the World Bank, have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

PREFERRED STOCK

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS

Although no Fund will invest in real estate directly, an Underlying Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended (the “Code”).

REPURCHASE AGREEMENTS

In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by an Underlying Fund, the Underlying Fund’s custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Underlying Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Underlying Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Underlying Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Underlying Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon an Underlying Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an Underlying Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Underlying Fund’s advisor or subadvisor reviews the creditworthiness of those banks and non-bank dealers with which the Underlying Fund enters into repurchase agreements to evaluate these risks.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

Typically, an Underlying Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Underlying Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Underlying Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Underlying Funds might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A of the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of an Underlying Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Underlying Fund’s advisor or subadvisor has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Underlying Fund’s level of illiquidity may increase.

An Underlying Fund may sell OTC options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Underlying Fund. The assets used as cover for OTC options written by an Underlying Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Underlying Fund’s advisor or subadvisor will monitor the liquidity of restricted securities for the Underlying Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only on NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Underlying Fund’s advisor or subadvisor believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Underlying Fund has valued the security.

REVERSE REPURCHASE AGREEMENTS

An Underlying Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, an Underlying Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. An Underlying Fund generally retains the right to interest and principal payments on the security. Since an Underlying Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, an Underlying Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time an Underlying Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). An Underlying Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Underlying Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Underlying Fund’s obligation to repurchase the securities, and the Underlying Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

SHORT SELLING OF SECURITIES

An Underlying Fund may engage in short sales if at the time of the short sale the Underlying Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short.  This investment technique is known as a short sale “against the box.” The Underlying Funds do not intend to engage in short sales against the box for investment purposes.  An Underlying Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security), or when the Underlying Fund wants to sell the security at an attractive current price.  In such case, any future losses in the Underlying Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.  The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Underlying Fund owns.  There will be certain additional transaction costs associated with short sales against the box.  For tax purposes an Underlying Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Underlying Fund to realize a gain (but not a loss).

SMALL COMPANY AND EMERGING GROWTH STOCKS

Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for an Underlying Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

“Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in an Underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Underlying Fund’s advisor or subadvisor believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STANDBY COMMITMENT AGREEMENTS

An Underlying Fund may from time to time enter into standby commitment agreements. Such agreements commit the Underlying Fund, for a stated period of time, to purchase a stated amount of a security which may be issued and sold to that Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Underlying Fund is paid a commitment fee, regardless of whether or not the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Underlying Fund has committed to purchase. An Underlying Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Underlying Fund and which are unavailable on a firm commitment basis. The Underlying Fund will at all times maintain a segregated account with their custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Underlying Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Underlying Fund.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Underlying Fund’s NAV.  The cost basis of the security will be adjusted by the amount of the commitment fee.  In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRUCTURED PRODUCTS (See Derivative Instruments.)

SWAP AGREEMENTS (See Derivative Instruments.)

SYNTHETIC FOREIGN EQUITY SECURITIES

The Underlying Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants or local access products.  International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index.  International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Underlying Funds normally will invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. Dollars). The cash payment is calculated according to a predetermined formula. The Underlying Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

The Underlying Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Advisor, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

The Underlying Funds also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long-term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years.  Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations.

An Underlying Fund may also invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, an Underlying Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by an Underlying Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater an Underlying Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Underlying Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When an Underlying Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case an Underlying Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that the Underlying Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Underlying Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in an Underlying Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS (“PIK BONDS”) AND DEFERRED PAYMENT SECURITIES

Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of an Underlying Fund’s limitation on investments in illiquid securities.

Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, an Underlying Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TEMPORARY INVESTMENTS

Generally, each of the Underlying Funds will be fully invested in accordance with its investment objective and strategies.  However, pending investment of cash balances or for anticipated redemptions, or if the

Underlying Fund’s advisor or subadvisor believes that business, economic, political or financial conditions warrant, an Underlying Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Underlying Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Underlying Fund may invest.  Should this occur, an Underlying Fund will not be pursuing its investment objective and may miss potential market upswings.

INVESTMENT RESTRICTIONS

INVESTMENT OBJECTIVES

There can be no assurance that the Funds will achieve their objectives.  The Funds’ investment objectives and policies, and their associated risks, are discussed above and in the Funds’ Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Funds and their policies is provided below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds.  All other investment policies or practices of the Funds are considered by the Trust non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of:  (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

Each Fund may not:

(1)	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof, may permit;

(2)
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries; and

(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)
Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or to the extent permitted by exemptive rules or exemptive relief under the 1940 Act, without regard to the 1940 Act’s percentage limits, or in connection with a merger, reorganization, consolidation or other similar transaction.  The Enhanced Small Cap Index fund and Enhanced International Index Fund may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High portfolio turnover rates (100% or more) will generally result in higher brokerage expenses, may result in a greater number of taxable transactions, and may increase the volatility of a Fund.

INSURANCE LAW RESTRICTIONS

In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GFWM and the insurance companies may enter into agreements, required by certain state insurance departments, under which GFWM may agree to use its best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

MAJOR SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.    A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

Prior to the date of this SAI, the Funds had not commenced operations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”). Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions. In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings and the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy. The Board has, through the adoption of the Policy, delegated the day-to-day monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff. The Board receives reports from the Advisor with respect to the status of the disclosure of the Funds’ portfolio holdings information and the overall effectiveness of the Policy, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q. These filings are available to the public through the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov. The Funds also will post their respective portfolio holdings on their website 30 days after each month end.

The Policy provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the custodian, administrator, proxy voting vendor, consultants, legal counsel, and independent registered public accounting firm.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract. In addition, because the Underlying Funds may be managed using a multi-manager approach, the Advisor may add or replace subadvisors to the Underlying Funds. In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming subadvisor or transition manager to allow the subadvisor to implement as streamlined a transition as possible.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

The tables below identify the current Trustees and officers of the Trust, their ages, their present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.   The address of all persons below is c/o Genworth Variable Insurance Trust, 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523.

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

David M. Dunford Year of Birth: 1949	Independent Trustee	Indefinite term Since 2008	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	15	Director, Bank of Cape Cod.
Paul S. Feinberg Year of Birth: 1942	Independent Trustee	Indefinite term Since 2008	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005) and President, CitiStreet Funds, Inc. (2000 – 2005).	15	None.
John A. Fibiger Year of Birth: 1932	Independent Trustee	Indefinite term Since 2008	Retired.	16	Trustee, Genworth Financial Asset Management Funds; Director, Fidelity Life Association (life insurance company); Director, Members Mutual Holding Company.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Gurinder S. Ahluwalia (1) Year of Birth: 1965	Trustee	Indefinite term Since 2008	President & CEO, Genworth Financial Wealth Management (GFWM) (2009 – Present); Co-Chairman, GFWM (2008 –2009); Vice Chairman, AssetMark Investment Services, Inc. (2006 – 2008); President, CEO, Genworth Financial Asset Management Funds (GFAM Funds) (2004 – 2008); President and Chairman, Genworth Financial Asset Management, Inc. (2004 – 2008); Senior Vice President, GE Financial Assurance (2002 – 2004).	16
Genworth Financial Asset Management Funds; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services, Inc. and Genworth Financial Asset Management, Inc.

Geoffrey S. Stiff (1) Year of Birth: 1952	Trustee	Indefinite Term Since 2008	Senior Vice President of Product Development of Genworth Financial, Inc. (2007 – present). Prior to his current position, Mr. Stiff held various executive positions within the Genworth Financial, Inc. group of companies since 1993.	15
American Agriculturist Services, Inc.; Assigned Settlement, Inc.; Capital Brokerage Corporation;
Genworth Financial Agency, Inc.; Genworth Financial Group Retirement, Inc.; Genworth Life & Annuity Insurance Company; Genworth Life Insurance Company of New York; HGI Annuity Service Corporation; Mayflower Assignment Corporation; Security Funding Corporation; United Pacific Structured Settlement Company

Carrie E. Hansen Year of Birth: 1970	President	Renewed 1-Year term since 2008
President, AssetMark Funds (2007 – Present); President GFAM Funds (2008 – Present); Senior Vice President and Chief Operations Officer, GFWM (2008 – Present); Chairman, Genworth Financial Trust Company (2008 – Present); Senior Vice President and Managing Director, AssetMark Funds (2007 – 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 – 2008); Chief Compliance Officer, AssetMark Funds (2005 – 2008); Treasurer, AssetMark Funds (2001 – 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly AssetMark Investment Services, Inc. (2004 – 2007).

			N/A	N/A
Christine Villas-Chernak Year of Birth: 1968	Deputy Chief Compliance Officer; Secretary	Since 2009; Renewed 1-Year term since 2008
Deputy Chief Compliance Officer, AssetMark Funds (2009 – present); Secretary, AssetMark Funds (2006 – Present) and GFAM Funds (2009 – Present); Senior Compliance Officer, GFWM (2005 – 2009); Fund Administration & Compliance Manager, GFWM, formerly AssetMark Investment Services, Inc. (2004 – 2005); Fund Administration & Compliance Specialist, GFWM, formerly AssetMark Investment Services, Inc. (2002 – 2004).

			N/A	N/A

Deborah Djeu Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year term since 2008
Vice President, Chief Compliance Officer and AML Compliance Officer, AssetMark Funds and GFAM Funds (2008 – Present); Deputy Chief Compliance Officer, AssetMark Funds (2007 – 2008); Compliance Manager, GE Money (2006 – 2007); Vice President, Wells Fargo Investments LLC (2004 – 2006).

			N/A	N/A
Danell J. Doty Year of Birth: 1963	Vice President and Treasurer	Renewed 1-Year term since 2008
Director of Fund Administration, GFWM (2008 – Present); Vice President and Treasurer, AssetMark Funds and GFAM Funds (2008 – Present); Consultant, Barclays Global Investors (2007 – 2008); Fund Chief Compliance Officer, Barclays Global Investors Funds, Master Investment Portfolio, iShares Trust and iShares, Inc., Barclays Global Investors (2004 – 2007) Head of Mutual Fund Administration, Barclays Global Investors (1999 – 2004).
			N/A	N/A

(1) Messrs. Ahluwalia and Stiff are each a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because each is an officer of GFWM or certain of its affiliates.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

The business and affairs of the Trust are managed under the direction of its Board of Trustees.  The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and will meet at least once annually. The Audit Committee is comprised of all of the Independent Trustees as follows: Mr. Dunford, Mr. Feinberg and Mr. Fibiger.  During the fiscal year ended December 31, 2008, the Audit Committee met twice.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; determining the composition of the Board and its committees; monitoring the process to assess Board effectiveness and developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees as follows: Mr. Dunford, Mr. Feinberg and Mr. Fibiger. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  During the recent fiscal year ended December 31, 2008, the Nominating and Governance Committee did not meet.

OWNERSHIP OF SHARES OF THE FUNDS

Prior to the date of this SAI, the Funds had not commenced operations.

OWNERSHIP IN THE FUNDS’ INVESTMENT ADVISOR, OR DISTRIBUTOR

As of December 31, 2008, the Independent Trustees did not own any securities issued by the Advisor, the Distributor, or any company controlling, controlled by or under common control with the Advisor, the Distributor.

COMPENSATION OF TRUSTEES

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $25,000 per year and $2,000 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  The Independent Trustees also receive $500 for each telephonic meeting in which they participate.  The Compensation Table below sets forth the estimated total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ending December 31, 2009.  Interested Trustees and Trust officers receive no compensation from the Trust for their service in such capacity.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(2)	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES(2)	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT(2)	TOTAL COMPENSATION FOR THE COMPLEX(2)(3)

Gurinder S. Ahluwalia(1)	None	None	None	None
Geoffrey S. Stiff(1)	None	None	None	None
David M. Dunford	$33,500	None	None	$33,500
Paul S. Feinberg	$33,500	None	None	$33,500
John A. Fibiger	$33,500	None	None	$43,000

(1) Messrs. Ahluwalia and Stiff are considered to be interested persons of each investment company advised by GFWM, as defined under Section 2(a)(19) of the 1940 Act, due to their positions with the Genworth family of companies, and, accordingly, serve as Trustees to the Trust without compensation.
(2)   Because the Trust has not completed a full fiscal year since its organization, the compensation amounts provided are estimates for the fiscal year ending December 31, 2009.
(3)  The GFWM Mutual Funds complex consists of the Trust, which currently offers for sale fifteen funds registered with the SEC, the AssetMark Funds, which currently offers for sale 12 funds registered with the SEC and the Genworth Financial Asset Management Funds, which currently offers for sale one fund registered with the SEC.  In addition to the Trust, Mr. Fibiger also received compensation for services performed as a trustee for Genworth Financial Asset Management Funds.

CODES OF ETHICS

Federal law requires the Trust, each of its investment advisor, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.  Copies of the codes of ethics are on file with the SEC and are available to the public.

PROXY VOTING GUIDELINES

Federal law requires the Trust and its investment advisor to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.  The summary of such Proxy Voting Guidelines is attached as Appendix C to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC's website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

The Trust pays the compensation of the Trustees who are not employees of Genworth or its affiliates, and all expenses (other than those assumed by the Advisor), including governmental fees, interest charges, taxes, investment advisory fees, and any Rule 12b-1 fees (for the Trust’s Service Shares); fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.  The Advisor may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below.

INVESTMENT ADVISOR

Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California  94523.  GFWM is a wholly-owned, indirect subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company.  Genworth is a leading financial company with strong and expanding global operations.  Headquartered in Richmond, Virginia, Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, GFWM manages the Funds in accordance with the policies and procedures established by the Trustees.

GFWM manages the day-to-day investments of the assets of the Funds.  GFWM also pays the compensation of the officers of the Trust employed by GFWM and the compensation and expenses of the Trustees who are employed by GFWM and its affiliates.  GFWM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.  In addition, GFWM may pay, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

The Advisory Agreement also specifically provides that GFWM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.  The Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.  The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act.  It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Funds, or by either party, on not less than 60 days’ written notice. The Advisory Agreement further provides that GFWM may render similar services to others.

For services provided under the Advisory Agreement, GFWM receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:
FUND	ASSETS	INVESTMENT ADVISORY FEE
Genworth Enhanced Small Cap Index Fund	All assets	0.075%
Genworth Enhanced International Fund	All Assets	0.075%
Genworth 40/60 Index Allocation Fund	All assets	0.10%
Genworth 60/40 Index Allocation Fund	All assets	0.10%
Genworth Moderate Allocation Fund	All assets	0.05%
Genworth Growth Allocation Fund	All assets	0.05%

LIMITATION OF FUND EXPENSES

In the interest of limiting the expenses of the Funds, the Advisor has entered into a fee waiver and expense assumption agreement with the Trust, on behalf of the Funds (the “Expense Limitation Agreement”).  Pursuant to the Expense Limitation Agreement, the Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed a specified percentage of average daily net assets.  The Expense Limitation Agreement may cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such reimbursement.

With respect to the Funds, the Advisor may request and receive reimbursement from the Funds for the fees waived and/or expenses assumed by the Advisor pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made by a Fund unless the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously assumed by the Advisor is not permitted.

Fund	Expense Limitation
Genworth 40/60 Index Allocation Fund	0.18%
Genworth 60/40 Index Allocation Fund	0.18%
Genworth Moderate Allocation Fund	0.14%
Genworth Growth Allocation Fund	0.12%

INVESTMENT ADVISORY FEES

The Funds did not commence operations until the date of this SAI, and thus the Funds have not paid any investment advisory fees.

PORTFOLIO MANAGERS

Appendix B contains the following information regarding the portfolio manager identified in the Funds’ prospectus: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

Capital Brokerage Corporation (“CBC”) is the Funds’ distributor pursuant to a Distribution Agreement.  CBC offers the Funds’ shares on a continuous basis.  CBC is located at 6620 West Broad Street, Building 2, Richmond, VA 23230.  CBC is a wholly owned subsidiary of Genworth Financial.

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT

For Service Shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act and has entered into an Administrative Services Agreement.  The Distribution Plan permits the Service Shares of the Funds to compensate CBC, as the Funds’ principal underwriter, or insurance companies that issue variable contracts that invest in the Funds, for the distribution of the Funds’ shares.  Each Fund pays 0.25% of the Service Shares’ average daily net assets per year for such distribution, although actual distribution expenses incurred by such parties may be more or less.  Effective December 7, 2009, the Trust has entered into an Amended and Restated Administrative Services Agreements with Genworth Life and Annuity Insurance Company ("GLAIC") and Genworth Life Insurance Company of New York (“GLICO”).  The administrative services provided under the Agreemment include but are not limited to: (i) maintaining a record of share purchases to assist transfer agent in recording issuance of shares; (ii) performing miscellaneous account services to assist transfer agent in recording transfers of shares (via net purchase orders); (iii) reconciling and balancing of the separate account at the Fund level in the general ledger and reconciliation of cash accounts at general account; (iv) determinating net amount of cash flow into Fund; (v) reconciling and depositing of receipts at Fund and confirmation thereof; (vi) determining net amount required for redemptions by Fund; (vii)  notifying of  Fund of cash required to meet payments for redemption; (viii) telephone support for contract owners with respect to inquiries about the Service Class shares of the Funds (not including information about performance or related to sales) available in the contracts; and (ix) delivering of current prospectuses, reports, proxies and other informational materials to contract owners.  In consideration for providing such administrative support services, GLAIC and GLICO will receive a fee computed at the annual rate of up to 0.25% of the average daily net assets of the Service shares of each Fund (as applicable).

As required by Rule 12b-1, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan (the “Independent Trustees”), approved the Distribution Plan.  The Distribution Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Distribution Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable.  Any change in the Distribution Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval.  The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred.  All agreements with any person relating to the implementation of the Distribution Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares.  The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.  The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Distribution Plan should be implemented or continued.  In addition the Trustees in approving the Distribution Plan as to a Fund must determine that there is a reasonable likelihood that the Distribution Plan will benefit such Fund and its Shareholders.

The Board of Trustees of the Trust believes that the Distribution Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets.  As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

CBC may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s Shares including, but not limited to, those discussed above.  CBC or an affiliate of CBC does pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

The Funds did not commence operations until the date of this SAI, and thus CBC has not earned distribution fees or made expenditures under the Plan with respect to the Funds.

FUND ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENCY SERVICES

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; and preparation, mailing and filing of reports.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, performing securities valuations and, from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

The Funds did not commence operations until the date of this SAI, and thus USBFS has not earned fund administration and shareholder servicing fees with respect to the Funds.

CUSTODIAN

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds, as well as the Funds’ Foreign Custody Manager (the “Custodian”), pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”).  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust’s legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as independent registered public accounting firm for the Trust.

BROKERAGE ALLOCATIONS

The Advisor is responsible for decisions to buy and sell securities and other investments for the Funds (and the particular advisor or subadvisor is responsible with respect to the Underlying Funds), the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States.  In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price.  This spread is the dealer’s profit.  In underwritten offerings, the price includes a disclosed, fixed commission or discount.  Most short term obligations are normally traded on a “principal” rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction (i.e., execution at the most favorable prices and in the most effective manner possible).  “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service.  Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  The Advisor (and the particular advisor or subadvisor is responsible with respect to the Underlying Funds) has complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds).  In placing orders with such broker-dealers, the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) will, where possible, take into account the comparative usefulness of such information.  Such information is useful to the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Advisor’s (or the particular advisor or subadvisor with respect to the Underlying Funds) normal research activities or expenses.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) or by an affiliated company thereof.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are executed only when the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) believes that to do so is in the interest of the Fund.  When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) to obtain best execution at the most favorable prices through responsible broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund or the Underlying Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These considerations are judgmental and are weighed by the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) in determining the overall reasonableness of securities executions and commissions paid.  In selecting broker-dealers, the Advisor (or the particular advisor or subadvisor with respect to the Underlying Funds) will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

The Advisor (or particular advisor or subadvisor in the case of an Underlying Fund) may cause a Fund of Underlying Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided.  Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information.  Any such research and other information provided by brokers to an Advisor (or particular advisor or subadvisor in the case of an Underlying Fund) is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory.  The fees paid to the Advisor (or particular advisor or subadvisor in the case of an Underlying Fund) pursuant to its investment advisory agreement or subadvisory agreement, as the case may be, is not reduced by reason of its receiving any brokerage and research services.  The research services provided by broker-dealers can be useful to the Advisor (or particular advisor or subadvisor in the case of an Underlying Fund) in serving their other clients.  All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services.  The Advisor (or particular advisor or subadvisor in the case of an Underlying Fund) are prohibited from considering the broker-dealers sale of shares of any Fund or Underlying Fund for which it serves as investment advisor or subadvisor, except as may be specifically permitted by law.

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Genworth Financial, Inc.  However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.

Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC.  However, each Underlying Fund may purchase securities from underwriting syndicates of which a subadvisor or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

Each of the Funds or Underlying Fund contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act.  Under the 1940 Act, commissions paid by a Fund or Underlying Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission.  Accordingly, it is the Funds’ and Underlying Fund’s policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the Advisor (or particular advisor or subadvisor in the case of an Underlying Fund), be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers.  The Advisor (or particular advisor or subadvisor in the case of an Underlying Fund) does not deem it practicable or in the Funds’ or Underlying Funds’ best interests to solicit competitive bids for commissions on each transaction.  However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

PURCHASES, REDEMPTIONS, EXCHANGES AND PRICING OF SHARES

An insurance company or fund of funds purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts.  These separate accounts are funded by shares of the Funds.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.  Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

Genworth Financial, Inc. and its affiliates that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.

The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines).  However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other days when the New York Stock Exchange is closed.

Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.

The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearest cent.  The NAV of a share class of each Fund is determined by subtracting the liabilities of the Fund attributable to that class from the value of its assets attributable to that class (chiefly composed of investment securities).  The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding.  The Funds may reject any order to buy shares and may suspend the sale of shares at any time.

Securities for which market quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time).  Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the mean between the bid and ask price by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust.  Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and are valued at amortized cost which approximates market value.  The pricing service activities and results are reviewed by an officer of the Trust.

The pricing service activities and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment advisor or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees.  Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time.  Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value.  When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund.  When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies.  Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent, USBFS.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust.  The Trustees also have authority to classify and reclassify any series into one or more classes.  Each share of a Fund represents an equal proportionate interest in the assets attributable to its particular share class at that Fund with each other share.  The Trust reserves the right to create and issue a number of different funds and share classes.  Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

You have an interest only in the assets of the shares of the Fund which you own.  In the event of liquidation of a Fund, shares of the Fund will share pro rata in the distribution of the net assets of such Fund.  All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust.  Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held.  Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  Generally, amendment may not be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust.

Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and nonassessable.  In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal.  However, shares of all Funds vote together, and not by Fund, in the election of Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.  For the election of Trustees only a plurality is required.

The 1940 Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other class or series in respect of assets specifically allocated to such class or series.  In addition, Rule 18f-2 under the 1940 Act provides that any matter required, by the provisions of the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter.  Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series.  However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

SHAREHOLDER INQUIRIES

All inquiries regarding the Trust should be directed to the Trust at 6610 West Broad Street, Richmond, Virginia 23230 or by calling toll-free (800) 352-9910.

TAX STATUS

Election To Be Taxed As A Regulated Investment Company

Each Fund intends to qualify, and will elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).  As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gain it distributes.  Each Fund intends to distribute annually all of its investment company taxable income and realized net capital gains (reduced by available capital loss carryforwards) and therefore does not expect to pay federal income tax, although in certain circumstances, a Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to contract holders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Possible Tax Reclassification of Funds

The Advisor may recommend to the Board of Trustees from time to time that one or more of the Funds change their tax classification in order to be taxed as partnerships or disregarded entities rather than as regulated investment companies for federal income tax purposes. A Fund taxed as a partnership or disregarded entity is not subject to income tax, and any income, gains, losses, deductions, and credits of the Fund would instead be "passed through" pro rata directly to the insurance companies whose separate accounts invest in the Fund and retain the same character for federal income tax purposes.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires a Fund classified as a regulated investment company to make certain minimum distributions by December 31 of each year.  Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether a Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with the organization of the Fund are disregarded as long as the investment does not exceed $250,000.

Consent Dividends

A Fund classified as a regulated investment company may utilize consent dividend provisions of Section 565 of the Code to make distributions.  Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Multi-Class Funds

Funds with multiple classes calculate dividends and capital gain distributions the same way for each class.  The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees or other class-specific fees.

Special Rules Applicable To Variable Contracts

Regardless of whether classified as a regulated investment company, partnership or disregarded entity, each Fund is subject to the asset diversification requirements under Section 817(h) of the Code applicable to insurance company separate accounts and their underlying funding vehicles.  Each Fund intends to comply with these requirements.  If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter (after the first anniversary of a segregated asset account), a Fund in which a segregated asset account is invested must either (a) be qualified as a “regulated investment company” and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities.

Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company (such as a Fund), partnership or grantor trust (the look-through rule should similarly apply to a disregarded entity).  Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company or partnership) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account.  Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if

•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•       Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in the offering documents, all the beneficial interests in the Funds are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Funds is available solely through the purchase of a variable contract.  Accordingly, under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of a Fund in which it invests for purposes of determining whether the segregated asset account is adequately diversified.

In addition, a contract holder should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control.  The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of the contract.

OTHER TAX CONSEQUENCES

Different tax rules may apply because, for federal income tax purposes, certain Funds invest in Underlying Funds organized as corporations for federal income tax purposes and other Funds invest in Underlying Funds organized as partnerships for federal income tax purposes.

Effect of Foreign Investments on Distributions

The Underlying Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

The Underlying Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  When investing in PFIC securities, an Underlying Fund classified as a regulated investment company intends to mark-to-market these securities and will recognize any gains at the end of its fiscal year.  In the case of marketable stock in a PFIC, an Underlying Fund not classified as a regulated investment company might be eligible to also make a mark-to-market election and recognize any gains at the end of its fiscal year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that an Underlying Fund is required to distribute, even though it has not sold or received dividends from these securities.  In addition, if an Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or the Underlying Fund is otherwise unable to make a mark-to-market election, then the Underlying Fund (or its shareholders, including a Fund, in the case of an Underlying Fund classified as a partnership or disregarded entity) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares.  Additional charges in the nature of interest may be imposed on an Underlying Fund (or its shareholders, including a Fund, in the case of an Underlying Fund classified as a partnership or disregarded entity) in respect of deferred taxes arising from such distributions or gains.

Securities Lending

In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend.  The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment.  An Underlying Fund’s entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

Receipt of Excess Inclusion Income by a Fund

Income received by an Underlying Fund, and distributed to a Fund, from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” An Underlying Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools.  In general, this income is required to be reported to Fund shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid (or, in the case of a Fund not classified as a regulated investment company, in accordance with a shareholder’s distributive share of the Fund’s income, gains, losses, deductions and credits) with the same consequences as if the shareholders directly received the excess inclusion income.  Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person.  An Underlying Fund and a Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI.  To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.  Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in Section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.

TAX CONSEQUENCES TO VARIABLE CONTRACT OWNERS

Since the shareholders of the Funds are the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts.  For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Variable Contract Owners” is not intended or written to be used as tax advice.  The tax consequences for variable contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Funds.  Please refer to the prospectus for the variable contracts for more information.

APPENDIX A - DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -
Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-
Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -
Debt rated ‘BB’ is less vulnerable to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

A-1

B -
Debt rated ‘B’ has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -
Debt rated ‘CCC’ is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D -
Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY’S LONG-TERM DEBT RATINGS

Aaa -
Bonds which are rated ‘Aaa’ are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -
Bonds which are rated ‘Aa’ are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A -
Bonds which are rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -
Bonds which are rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -
Bonds which are rated ‘Ba’ are judged to have speculative elements; their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B -
Bonds which are rated ‘B’ generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-2

Caa -	Bonds which are rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1 -
Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2 -	Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3 -
Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade.  Market access for refinancing, in particular, is likely to be less well established.

FITCH IBCA INFORMATION SERVICES, INC.  BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security.  The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security.  Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable.  Fitch does not audit or verify the truth or accuracy of such information.  Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA
Bonds considered to be investment grade and representing the lowest expectation of credit risk.  The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

A-3

AA
Bonds considered to be investment grade and of very high credit quality.  This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A
Bonds considered to be investment grade and represent a low expectation of credit risk.  This rating indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB
Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB
Bonds are considered speculative.  This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B
Bonds are considered highly speculative.  This rating indicates that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C
Bonds are considered a high default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable.  ‘C’ rating signals imminent default.

DDD, DD and D
Bonds are in default.  Such bonds are not meeting current obligations and are extremely speculative.  ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.  These categories are as follows:

A-1
This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3
Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

A-4

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D
Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

STANDARD & POOR’S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes maturing in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM RATINGS

Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection

A-5

measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3
This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

MIG 4/VMIG 4
This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

A-6

APPENDIX B - PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Prior to the date of this SAI, the Funds had not commenced operations, and the portfolio manager did not own, directly or beneficially, shares of any of the Funds.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•       Time and attention. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.

•      Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

•      Brokerage allocation. With respect to securities transactions for the Funds, the advisor determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as mutual funds for which a subadvisor or an affiliate of a subadvisor acts as subadvisor, other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•      Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security.  Moreover, there may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

•      Variation in compensation. The appearance of a conflict of interest may arise where a portfolio manager has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•      Personal investments.  Potential conflicts of interest also may arise in the event that a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts or when a portfolio manager personally owns or trades in a security that is owned or considered for purchase or sale by a client.

•      Investments of advisors or subadvisors or affiliated entities.  In addition, the substantial investment of the assets of an Fund or Underlying Fund advisor or subadvisor or affiliated entity in certain securities or mutual funds may lead to conflicts of interest.

•      Sharing of information among accounts. The advisor and its affiliates and other related entities also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the portfolio managers, even though it might be beneficial information for the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities.

•       Soft dollar benefits. Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that advisors may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by the Fund.

•       Investment limitations arising from the activities of affiliated entities.  Regulatory restrictions applicable to the advisor or its affiliates may limit an Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, the advisor and its affiliates also may be restricted in the securities that can be bought or sold for an Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships that the advisor and its affiliates have with the issuers of securities.  In addition, the internal policies and procedures of the advisor and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

•       Non-advisory relationships of advisor and its affiliates. The lending, investment banking and other relationships that the advisor and its affiliates may have with companies and other entities in which an Fund may invest can give rise to actual and potential conflicts of interest.  The purchase, holding and sale of certain securities by the Funds may enhance the profitability and the business interests of the advisor and/or its affiliates.  In addition, to the extent permitted by applicable law and a Fund’s individual investment objectives and restrictions, a Fund may be permitted to enter into transactions and invest in futures, securities, currencies, swaps, options, forward contracts or other instruments in which the advisor (or a related entity) acting as principal or on a proprietary basis for its customers, serves as the counterparty. The Funds may also be permitted to enter into cross transactions in which the advisor (or a related entity) acts on behalf of the Fund and for the other party to the transaction. In such situations, the advisor or related entity may have a potentially conflicting division of responsibilities to both parties to a cross transaction.  In addition, subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which entities that are affiliated with an Underlying Fund subadvisor may have an interest that potentially conflicts with the interests of the Fund.

A portfolio manager may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist.  The advisor (and subadvisors) have adopted certain compliance procedures which are designed to prevent and address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed

Timothy B. Knepp and Christian F. Hviid are primarily responsible for managing the Funds.  In addition to the Funds, Mr. Knepp and Mr. Hviid managed the following accounts as of November 30, 2009:

Other Accounts1	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Timothy B. Knepp
Registered Investment Companies	1	$18 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	226	$6.7 billion	0	$0
Christian F. Hviid
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	226	$6.7 billion	0	$0

1	Certain of the investment companies for which Mr. Knepp or Mr. Hviid serve as a portfolio manager may invest in underlying portfolios for which he also serves as portfolio manager.

Portfolio Manager Compensation

The portfolio managers received their compensation from GFWM in the form of salary, bonus, stock options, and restricted stock. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, GFWM generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups, emphasizing the portfolio manager’s overall performance. GFWM also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by GFWM and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and GFWM’s profitability for the year, which is largely determined by assets under management.

APPENDIX C - PROXY VOTING GUIDELINES SUMMARIES

GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
SUMMARY OF PROXY VOTING POLICIES

I.           BACKGROUND

In accordance with Rule 206(4)-6 under the Advisers Act, a registered investment advisor should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment advisor and clients are resolved, disclose how clients may obtain information on how the investment advisor voted proxies, and describe its proxy voting procedures and furnish a copy upon request.  Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment advisor.

II.           POLICY

GFWM owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies.  In those circumstances where GFWM will be voting proxies of portfolio securities held directly by a client, GFWM, guided by general fiduciary principles, will act prudently and solely in the best interest of its client.  GFWM will attempt to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.
If the account is invested in a GFAM IMA or UMA investment solution or invested in PCG accounts custodied at Genworth Financial Trust Company (“GFTC”), an affiliated trust company housing client assets as a custodian on the Platform, the client designates GFAM as its agent to vote the proxies on securities in the account.  GFAM may consult with Investment Management Firm who recommended a security for the Investment Management Firm’s recommendation on the manner in which to vote the security.  If the account is invested in a CMA or a third party IMA investment solution, the client designates the applicable Investment Management Firm as its agent to vote proxies on securities in the account.  However, the client retains the right to vote proxies and may do so by notifying GFWM in writing of the desire to vote future proxies.  Additionally, this designation of the Investment Management Firm, GFAM, or the client to vote proxies may not apply to securities that may have been loaned pursuant to a securities lending arrangement.  The client retains the right to vote proxies if the account is invested in a MF, ETF or VA investment solution.
For the Trusts, except for those Funds that have no Sub-Advisor, GFWM has contractually delegated each Fund’s proxy voting authority to its respective Sub-Advisor(s), where applicable.  The Compliance group monitors proxy voting activities of GFWM and the sub-advisors to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Funds’ proxy voting program to confirm that review, monitoring and filing processes are satisfied.  GFWM will review each Sub-Advisor’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC.  GFWM will report to the Boards at least annually regarding the compliance of GFWM’s proxy voting guidelines and each Sub-Advisor’s proxy voting guidelines with such SEC standards, including the procedures that GFWM and each Sub-Advisor uses when a vote presents a conflict between the interests of Fund shareholders and those of GFWM or the Sub-Advisor, respectively.  The Sub-Advisors shall report to the GFWM on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.  GFWM shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisors.  GFWM will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.
In the instance of the Trusts held in client accounts under the Referral Model, GFTC will vote 100% of the shares it holds in custody for GFWM clients in the proportion of the votes received from beneficial shareholders whose shares GFTC holds in custody.

III.           RESPONSIBILITY

The Compliance group is responsible for overseeing and monitoring the Proxy Voting Policy.  GFAM is responsible for executing the proxy voting procedures.  To this end, Compliance will verify that proxies are voted in accordance with the policy and in a timely manner, by sampling proxies voted on a periodic basis.

IV.           PROCEDURES

Disclosure Requirements
In addition to implementing these policies regarding the voting of proxies, GFWM shall also provide clients with a concise summary of its Proxy Voting Policy and, upon request, provide clients with a copy of this Policy.  It is anticipated that GFWM will usually provide clients with the summary of its Policy by delivery of its Rule 204-3 disclosure document, Part II of its Form ADV or Schedule H of Form ADV, as applicable to the services provided the client.  This concise summary will also disclose how clients may obtain information about how GFWM voted their securities.

Record Keeping Requirements
To the extent that GFWM exercises voting authority, GFWM maintains records evidencing the votes cast on behalf of client accounts, along with records of the proxy material and any document prepared by GFWM that is material to making a proxy voting decision.  GFWM utilizes the services of ProxyEdge to facilitate the cataloguing of all proxies that have been voted and to alert GFWM when there are proxies to be voted.

GFWM will retain the following types of records relating to proxy voting:

•	Proxy Voting Policy and all amendments thereto.
•
Proxy statements received for client securities.  GFWM may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that GFWM has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

•
Records of votes cast on behalf of clients.  GFWM may rely on the records of proxy votes maintained by a proxy voting service provided that it has obtained from the service an undertaking that it will provide a record of the votes promptly upon request.

•	Any document prepared by GFWM that is material to making a proxy voting decision or that memorialized the basis for that decision.

General Guidelines for Voting Proxies

1.           Duty of Care

GFWM will monitor corporate events and will vote client proxies.  However, there may be instances when it is in the best interests of the client to refrain from voting (such as when GFWM determines that the cost of voting exceeds the expected benefit to the client) and GFWM is not obligated to vote every proxy.

2.           Duty of Loyalty

GFWM will cast proxy votes in a manner consistent with the best interests of the client.  GFWM will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that GFWM’s voting decisions are based on the best interests of clients and are not a product of the conflict.

a)	Identify Potential Conflicts of Interest.

Conflicts of interest may occur due to business, personal or family relationships.  Potential conflicts may include votes affecting GFWM or its affiliates.  An example of a potential conflict would be the solicitation of proxies to vote approval of a 12b-l plan for a mutual fund in which GFWM client assets are invested when that fund, or a services provider to that fund, pays, or may potentially pay, administrative service fees to

GFWM’s affiliate, GFTC.

b)	Determine which Conflicts are Material.

A “material” conflict should generally be viewed as one that is reasonably likely to be viewed as important by the average shareholder.  For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an advisor’s annual revenue.

c)	Establish Procedures to Address Material Conflicts.
GFWM has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

▪	Use GFWM’s Specific Guidelines for Voting Proxies, which are designed to further the interests of clients.
▪
Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy.  Use of a proxy voting service is authorized by this Policy.

▪	Refer the proposal to the client and obtain the client’s instruction on how to vote.
▪	Disclose the conflict to the client and obtain the client’s consent to GFWM’s vote.

3.           Additional Considerations

GFWM may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in fulfillment of its duties.
GFWM may seek the assistance of a proxy voting service.

4.	Proxy Voting Involving Genworth Variable Insurance Trust (“GVIT”) Fund of Funds
Certain Funds advised by GFWM operate as a "fund of funds" (“GVIT Fund of Funds”) by investing their assets in exchange-traded securities of other investment companies and other open-end investment companies (“Underlying Funds”).

a)           Voting Proxies of Underlying Funds

i)	Where a GVIT Fund of Funds is not the Sole Shareholder of the Underlying Fund

If a GVIT Fund of Funds is not the Sole Shareholder of the Underlying Fund, a GVIT Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

Note:  The Participation Agreements entered into by a GVIT Fund of Funds to take advantage of certain Section 12 exemptive relief requires that if, as a result of a decrease in an Underlying Fund’s outstanding shares, a GVIT Fund of Fund’s Advisory Group 1 or any GVIT Fund of Funds’ Sub-Advisory Group 2, each in the aggregate, becomes a holder

1           A “GVIT Fund of Funds’ Advisory Group” consists of GFWM and any person controlling, controlled by, or under common control with GFWM, and any investment company and any issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act that is advised by GFWM or any person controlling, controlled by, or under common control with GFWM.

2           A “GVIT Fund of Fund’s Sub-Advisory Group” consists of any subadvisor to a GVIT Fund of Fund, any person controlling, controlled by, or under common control with such subadvisor, and any investment company or issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (or portion of such investment company or issuer) advised by such subadvisor or any person controlling, controlled by or under common control with such subadvisor or beneficial owner of more than 25% of the outstanding shares of an Underlying Fund, a GVIT Fund of Funds’ Advisory Group or a GVIT Fund of Funds’ Sub-Advisory Group, as applicable, will vote its shares of the Underlying Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

ii)	Where a GVIT Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, GFWM or the Sub-Advisor(s) to a GVIT Fund of Funds will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have a GVIT Fund of Funds seek voting instructions from the shareholders of a GVIT Fund of Funds in which case a GVIT Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

a)	Where Both the Underlying Fund and a GVIT Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and a GVIT Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then GFWM or the Sub-Advisor(s) of a GVIT Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of a GVIT Fund of Funds on the Substantially Identical Proposal.

b)	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By a GVIT Fund of Funds

1)	Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal
I n the event that a GVIT Fund of Funds is voting on a proposal of the Underlying Fund and a GVIT Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then GFWM or the Sub-Advisor(s) will vote proxies relating to the shares of the Underlying Fund pursuant to their respective Proxy Voting Procedures.

2)	Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal
In the event that a GVIT Fund of Funds is voting on a proposal of the Underlying Fund and a GVIT Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then a GVIT Fund of Funds will seek voting instructions from the shareholders of a GVIT Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which GFWM or a Sub-Advisor, or one of their affiliates, has a material economic interest.

Specific Guidelines for Voting Proxies

1.           The Board of Directors

Electing directors is the most important stock ownership right that shareholder can exercise.  By electing directors who share their views, shareholders can help to define performance standards against which management can be held accountable.

GFWM will evaluate directors fairly, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance.

a)	Voting on Director Nominees in Uncontested Elections
Voters will examine the following factors:

▪	lack of majority of independent directors on the full board and key board committees
▪	poor long-term corporate performance record relative to its peer group
▪	excessive executive compensation

b)	Voting on Director Nominees in Contested Elections
Voters will examine the following factors:

▪	background to the proxy contest
▪	qualifications of director nominees
▪	evaluation of what each side is offering shareholders

c)	Majority of Independent Directors
GFWM believes that a board independent from management is of vital importance to a company and its shareholders, and therefore, GFWM will cast votes in a manner that shall encourage the independence of boards.

d)	Stock Ownership Requirements
Corporate directors should own some amount of stocks of the companies on which they serve as board members in order to align the interests of directors and shareholders.  However, many qualified individuals might not be able to meet such requirement.
Therefore, GFWM would vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director.

e)	Term of Office
In general, GFWM would vote against shareholder proposals to limit the tenure of outside directors only.

f)	Cumulative Voting
Under a cumulative voting scheme, the shareholder is permitted to have one vote per share for each director to be elected.  This is the only mechanism that minority shareholders can use to be represented on a company’s board.
Therefore, GFWM would vote against proposals to eliminate cumulative voting.

g)	Indemnification
Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company.  In general, GFWM would vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary duties than mere carelessness.

2.           Proxy Contest Defenses

a)	Poison Pills
Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.
GFWM would vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b)	Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, the practice discriminates against most shareholders.
GFWM would vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

c)	Shareholder Ability to Remove Directors
Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause, thus ensuring that directors would retain their directorship for their full term, even when they have been performing poorly.
GFWM would vote against proposals that provide that directors may be removed only for cause and would vote for proposals to restore shareholder ability to remove directors with or without cause.
3.           Acquisitions and Mergers

a)	Fair Price Provisions
Standing fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.
GFWM would vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

b)	Appraisal Rights
Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares.
GFWM would vote for proposals to restore, or provide shareholders with, rights of appraisal.

c)	Spin-offs
Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
d)	Liquidations
Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
4.           Shareholder Rights

a)	Confidential Voting
The confidential ballot ensures that voters are not subject to real or perceived coercion.

GFWM would vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy remains in place.  If the dissidents do not agree, the confidential voting policy is waived.

b)	Shareholder Ability to Call Special Meetings
Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting, if they are unable to act at a special meeting of their own calling.

GFWM would vote against proposals to restrict or prohibit shareholder ability to call special meetings.

c)	Shareholder Ability to Act by Written Consent
Consent solicitations allow shareholders to vote on and respond to shareholder and management proposals by mail without having to act at a physical meeting.
GFWM would vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

d)	Unequal Voting Rights
Incumbent managers use unequal voting rights assigned to them of their common shares to make those rights superior to other shareholders in order to concentrate their power and insulate themselves from the wishes of the majority of shareholders.  This practice is what is known as a dual class voting structure.

GFWM would vote against dual class exchange offers and/or against dual class recapitalizations.

e)	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to affect change regarding a company and its corporate governance provisions.

GFWM would vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

f)	Supermajority Shareholder Vote Requirement to Approve Mergers
Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to affect change regarding a company and its corporate governance provisions.

GFWM would vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

5.           Capital Structure

a)	Common Stock Authorization
GFWM would generally support management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase.  For example, GFWM will support increases in authorized common stock to fund stock splits that are in shareholders’ interests.

b)             Reverse Stock Splits

Reverse stock splits exchange multiple shares for a lesser amount to increase share price.  Increasing share price is sometimes necessary to restore a company’s share price to a level that will allow it to be traded on the national stock exchange.

In general, GFWM would vote to support a reverse stock split if management provides a reasonable justification for the split.

c)	Preemptive Rights
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the same class as their own and in the same proportion.  These rights, however, can make it difficult for corporations to issue large blocks of stock for general corporate purposes.

GFWM would review, on a case-by-case basis, proposals to create or abolish preemptive rights.  In evaluating proposals on preemptive rights, we will look at the size of a company and the characteristics of its shareholder base.

d)	Debt Restructuring
In general, GFWM would vote to approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

6.           Executive and Director Compensation

a)	Stock Option Plans
GFWM supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance, and GFWM supports stock options as a significant component of compensation.

GFWM will consider whether the proposed plan is being offered at fair market value or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice “underwater” options, which are not available to any other shareholders.

In general, GFWM would vote on a case-by-case basis on executive and director compensation plans, considering all the factors that are aforementioned.

b)	Shareholder Proposals to Limit Executive and Director Pay
Shareholder proposals to limit executive and director pay need to be evaluated on a case-by-case basis.

In general, GFWM would vote for shareholder proposals that seek additional disclosure of executive and director pay information.  Current SEC requirements only call for the disclosure of the top 5 most highly compensated executives and only if they earn more than $100,000 in salary and benefits.

c)	Golden Parachutes
With Golden Parachutes, senior level management employees receive a payout during a change in control at usually two to three times base salary.  The SEC requires disclosure of all golden parachutes arrangements in the proxy.

GFWM would vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

d)	Employee Stock Ownership Plans (ESOPs)
In general, GFWM would vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (generally greater than 5% of outstanding shares).

7.           Social and Environmental Issues

In general, GFWM would vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value.
We will evaluate proposals seeking the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society, with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

a)	Special Policy Review and Shareholder Advisory Committees
These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to shareholder relations, the environment, occupational health and safety, and executive compensation.

GFWM would generally vote to support special committees when they appear to offer a potentially effective method for enhancing shareholder value.

b)	Military Sales
Shareholder proposals from certain church groups ask companies for detailed reports on foreign military sales.  These proposals often can be created at reasonable cost to the company and contain no proprietary data.

In general, GFWM would vote to support reports on foreign military sales and economic conversion of facilities.

c)	Equal Employment Opportunity and Other Workplace Practice Reporting Issues
These proposals generally request that a company establish a policy of reporting to shareholders its progress with equal opportunity and affirmative action programs.
In general, GFWM would vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, and labor policies and practices that affect long-term corporate performance.

d)	“CERES Principles”
The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction.

Many companies have voluntarily adopted these principles.  In general, GFWM would support proposals that improve the company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

e)	Contract Supplier Standards
These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, workplace safety, and other basic labor protections.

In general, GFWM would:

▪
vote to support proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

▪	vote to support proposals that would create incentives to encourage suppliers to raise standards rather than terminate contracts.
▪	vote to support proposals that would request public disclosure of contract supplier reviews on a regular basis.
▪
vote to support proposals that would adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S.  using forced labor, child labor, or that fail to comply with applicable laws protecting employees’ wages and working conditions.

f)	Corporate Conduct and Human Rights
In general, GFWM would support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as the use of slave, child, or prison labor; a government that is illegitimate; or where there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

GENWORTH VARIABLE INSURANCE TRUST

PART C

OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)           Declaration of Trust.

(1)	Form of Registrant’s Agreement and Declaration of Trust is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(2)	Registrant’s Certificate of Trust, as filed with the State of Delaware on June 4, 2008, is incorporated by reference to the Registrant’s Initial Registration Statement filed on June 10, 2008.

(b)           Bylaws.

(1)	Registrant’s Bylaws are incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(c)           Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” incorporated by reference to the Registrant’s Agreement and Declaration of Trust.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” incorporated by reference to the Registrant’s Bylaws.

(d)           Investment Advisory Contracts.

(1)	Investment Advisory Agreement

(a)
Investment Advisory Agreement dated August 15, 2008 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, and Genworth  Western Asset Management Core Plus Fixed Income Fund (later renamed Genworth Goldman Sachs Enhanced Core Bond Index Fund) is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of Amended Schedule A to the Investment Advisory Agreement dated [  ], 2009 between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b)
Form of Fee Waiver and Expense Assumption Agreement dated December _, 2009 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund (formerly, Genworth Legg Mason Partners Aggressive Growth Fund), Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Western

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Asset Management Core Plus Fixed Income Fund), Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth  Moderate Allocation Fund, and Genworth Growth Allocation Fund is filed herewith as Exhibit No. EX-23.d.1.b.

(2)	Sub-Advisory Agreements

(a)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Calamos Advisors LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(b)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Columbia Management Advisors, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(c)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(d)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Eaton Vance Management is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(e)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and ClearBridge Advisors, LLC  is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(f)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pacific Investment Management Company LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(g)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Putnam Investment Management, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(h)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Thornburg Investment Management Inc. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P. is filed herewith as Exhibit No. EX-23.d.2.i.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between the Registrant and Capital Brokerage Corporation, is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Distribution Agreement between the Registrant and Capital Brokerage Corporation is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(2)
Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a) Form of First Amendment to Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC is incorporated by reference to the

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Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a) Form of First Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(h)	Other Material Contracts.

(1)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(2)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(3)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form First Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(4)
Administrative Services Agreement between the Registrant and Genworth Life and Annuity Insurance Company is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(a)  Form of  Amended and Restated Administrative Services Agreement between the Registrant and Genworth Life and Annuity Insurance Company is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(5)
Administrative Services Agreement between the Registrant and Genworth Life Insurance Company of New York is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(a)  Form of  Amended and Restated Administrative Services Agreement between the Registrant and Genworth Life Insurance Company of New York is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

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(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, and Genworth Western Asset Management Core Plus Fixed Income Fund (later renamed Goldman Sachs Enhanced Core Bond Index Fund)is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to the addition of the Institutional Shares class is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to the addition of the Institutional Shares and Service Shares classes of Genworth Enhanced Small Cap Index Fun, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, and Genworth Growth Allocation Fund is filed herewith as Exhibit No. EX-23.i.1.b.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm – None.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)	Agreement Relating to Initial Capital is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(m)	Rule 12b-1 Plan.

(1)	Rule 12b-1 Plan is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(2)	Amended and Restated Distribution and Service Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(n)	Form of Rule 18f-3 Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on September 24, 2009.

(p)	Codes of Ethics.

(1)
Joint Code of Ethics for Genworth Financial Wealth Management, Inc. and Capital Brokerage Corporation is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(2)	Code of Ethics & Insider Trading Policy for Calamos Advisors LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

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(3)	Code of Ethics for Columbia Management Advisors, LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(4)	Code of Ethics for Davis Selected Advisers, LP is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(5)	Code of Ethics for Eaton Vance Management is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(6)	Code of Ethics for ClearBridge Advisors, LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(7)	Code of Ethics for Pacific Investment Management Company LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(8)	Code of Ethics for Putnam Investment Management, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(9)	Code of Ethics for Thornburg Investment Management, Inc. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(10)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(q)	Power of Attorney is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

   No person is directly or indirectly controlled by or under common control with the Registrant.

 ITEM 25.               INDEMNIFICATION

                           Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

          Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust effective June 4, 2008;

(b)
Investment Advisory Agreement dated August 15, 2008, as amended, between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund, Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60

5

Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, and Genworth Growth Allocation Fund, as provided for in Section 11 of the Agreement;

(c)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Calamos Advisors LLC, as provided for in Section 10(b) of the Agreement;

(d)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Columbia Management Advisors, LLC, as provided for in Section 10(b) of the Agreement;

(e)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP, as provided for in Section 10(b) of the Agreement;

(f)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Eaton Vance Management, as provided for in Section 10(b) of the Agreement;

(g)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and ClearBridge Advisors, as provided for in Section 10(b) of the Agreement;

(h)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pacific Investment Management Company, LLC, as provided for in Section 10(b) of the Agreement;

(i)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Putnam Investment Management, LLC, as provided for in Section 10(b) of the Agreement;

(j)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Thornburg Investment Management, Inc., as provided for in Section 10(b) of the Agreement;

(k)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P., as provided for in Section 10(b) of the Agreement;

(l)	Distribution Agreement between the Registrant and Capital Brokerage Corporation, as provided for in Section 13 of the Agreement;

(m)	Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC as provided in Section 7 of the Agreement;

(n)	Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement;

(o)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement;

(p)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement and

(q)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement;

ITEM 26.                 BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Genworth Financial Wealth Management, Inc. is the investment advisor to each of the Registrant’s series, which currently consist of:  Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund (formerly, Genworth Legg Mason Partners Aggressive Growth Fund), Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly,

6

Genworth Western Asset Management Core Plus Fixed Income Fund), Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth  Moderate Allocation Fund, Genworth Growth Allocation Fund, Genworth Small Cap Enhanced Index Fund, and Genworth International Enhanced Index Fund.  Genworth Financial Wealth Management, Inc., a California corporation, is a federally registered investment advisor and indirect, wholly-owned subsidiary of Genworth Financial, Inc., a publicly traded company.  Genworth Financial Wealth Management, Inc. is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523 and is primarily engaged in providing investment management services.  Additional information regarding Genworth Financial Wealth Management, Inc., and information as to the officers and directors of Genworth Financial Wealth Management, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-56323), and is incorporated herein by reference.

Calamos Advisors LLC is a subadvisor to the Genworth Calamos Growth Fund. Calamos Advisors LLC, located at 2020 Calamos Court, Naperville, Illinois 60563, is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.  Calamos Advisors LLC is primarily engaged in providing investment management services.  Additional information regarding Calamos Advisors LLC, and information as to the officers and directors of Calamos Advisors LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-29688), and is incorporated herein by reference.

Columbia Management Advisors, LLC is a subadvisor to the Genworth Columbia Mid Cap Value Fund.  Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02110, is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America.  Columbia Management Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Columbia Management Advisors, LLC, and information as to the officers and directors of Columbia Management Advisors, LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-50372), and is incorporated herein by reference.

Davis Selected Advisers, LP is a subadvisor to the Genworth Davis NY Venture Fund.  Davis Selected Advisers, LP is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis Investments, LLC, an entity controlled by Christopher C. Davis, is Davis Selected Advisers, LP’s sole general partner.  Christopher C. Davis is Chairman of Davis Selected Advisers, LP and, as the sole member of the general partner, controls Davis Selected Advisers, LP.  Davis Selected Advisers, LP is primarily engaged in providing investment management services.  Additional information regarding Davis Selected Advisers, LP, and information as to the officers and directors of Davis Selected Advisers, LP, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-31648), and is incorporated herein by reference.

Eaton Vance Management is a subadvisor to the Genworth Eaton Vance Large Cap Value Fund.  Eaton Vance Management, Two International Place, Boston, Massachusetts 02110, is a wholly-owned subsidiary of Eaton Vance Corp.  Eaton Vance Management is primarily engaged in providing investment management services.  Additional information regarding Eaton Vance Management and information as to the officers and directors of Eaton Vance Management is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-15930) and is incorporated herein by reference.

ClearBridge Advisors, LLC is a subadvisor to the Genworth Legg Mason ClearBridge Aggressive Growth Fund (formerly, Genworth Legg Mason Partners Aggressive Growth Fund).  ClearBridge Advisors, LLC, 620 Eighth Avenue, New York, New York 10018, is a wholly-owned subsidiary of Legg Mason, Inc.  ClearBridge Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding ClearBridge Advisors, LLC and information as to the officers and directors of ClearBridge Advisors, LLC is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-64710), and is incorporated herein by reference.

Pacific Investment Management Company LLC is a subadvisor to the Genworth PIMCO StocksPLUS Fund.  Pacific Investment Management Company LLC is located at 840 Newport Center Drive, Newport Beach, CA 92660.  Pacific Investment Management Company LLC is primarily engaged in providing

7

investment management services.  Additional information regarding Pacific Investment Management Company LLC and information as to the officers and directors of Pacific Investment Management Company LLC is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-48187), and is incorporated herein by reference.

Putnam Investment Management, LLC is a subadvisor to the Genworth Putnam International Capital Opportunities Fund.  Putnam Investment Management, LLC, One Post Office Square, Boston, Massachusetts 02109, is a subsidiary of Putnam, LLC. Putnam, LLC, which generally conducts business under the name Putnam Investments, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc.  Putnam Investment Management, LLC is primarily engaged in providing investment management services.  Additional information regarding Putnam Investment Management, LLC and information as to the officers and directors of Putnam Investment Management, LLC is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-7974), and is incorporated herein by reference.

Thornburg Investment Management, Inc. is a subadvisor to the Genworth Thornburg International Value Fund.  Thornburg Investment Management, Inc. is located at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.  Thornburg Investment Management, Inc. is primarily engaged in providing investment management services.  Additional information regarding Thornburg Investment Management, Inc. and information as to the officers and directors of Thornburg Investment Management, Inc. is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-17853), and is incorporated herein by reference.

Goldman Sachs Asset Management, L.P. is a subadvisor to the Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Western Asset Management Core Plus Fixed Income Fund).  Goldman Sachs Asset Management, L.P. is located at 32 Old Slip, New York, New York 10005.  GSAM is an affiliate of Goldman, Sachs & Co.  Goldman Sachs Asset Management, L.P. is primarily engaged in providing investment management services.  Additional information regarding Goldman Sachs Asset Management, L.P. and information as to the officers and directors of Goldman Sachs Asset Management, L.P. is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-37591), and is incorporated herein by reference.

ITEM 27.                PRINCIPAL UNDERWRITER

(a) Capital Brokerage Corporation (“CBC”), located at 6620 West Broad Street, Building 2, Richmond, VA 23230, the Distributor for shares of the Registrant, also serves as principal underwriter for the following other investment companies:

Genworth Financial Asset Management Funds
AssetMark Funds

(b) The information required by this Item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) Not Applicable.

ITEM 28.                 LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent	U.S. Bancorp Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard, Suite 425 Pleasant Hill, California 94523-3967
Calamos Advisors LLC	Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563
Columbia Management Advisors, LLC	Columbia Management Advisors, LLC 100 Federal Street Boston, Massachusetts 02110
Davis Selected Advisers, LP	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Eaton Vance Management	Eaton Vance Management Two International Place Boston, Massachusetts 02110
ClearBridge Advisors, LLC	ClearBridge Advisors, LLC 620 Eighth Avenue New York, New York 10018
Pacific Investment Management Company LLC	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
Putnam Investment Management, LLC	Putnam Investment Management, LLC One Post Office Square Boston, Massachusetts 02109
Thornburg Investment Management, Inc.	Thornburg Investment Management, Inc. 2300 North Ridgetop Road Santa Fe, New Mexico 87506
Goldman Sachs Asset Management, L.P.	Goldman Sachs Asset Management, L.P. 32 Old Slip New York, New York 10005
Registrant’s Custodian	U.S. Bank, N.A. Custody Operations 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212
Registrant’s Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2, Richmond, Virginia 23230

 ITEM 29.               MANAGEMENT SERVICES

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There are no management related service contracts not discussed in Part A or Part B.

 ITEM 30.                UNDERTAKINGS

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill, and the State of California, on this 8th day of December, 2009.

GENWORTH VARIABLE INSURANCE TRUST

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Carrie E. Hansen
Carrie E. Hansen	President	December 8, 2009

/s/ Gurinder S. Ahluwalia *
Gurinder S. Ahluwalia	Trustee	December 8, 2009

/s/ Geoffrey S. Stiff *
Geoffrey S. Stiff	Trustee	December 8, 2009

/s/ David M. Dunford *
David M. Dunford	Trustee	December 8, 2009

/s/ Paul S. Feinberg *
Paul S. Feinberg	Trustee	December 8, 2009

/s/ John A. Fibiger *
John A. Fibiger	Trustee	December 8, 2009

/s/ Danell J. Doty	Vice President
Danell J. Doty	and Treasurer	December 8, 2009

*By:  /s/ Danell J. Doty
Danell J. Doty
Attorney-in-Fact (Pursuant to a Power-of-Attorney previously filed and incorporated herein by reference)

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Form of Expense Limitation Agreement between Registrant and Genworth Financial Wealth Management, Inc.	EX-23.d.1.b
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P.	EX-23.d.2.i
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP	EX-23.i.1.b